UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  August 31
Date of reporting period: February 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

[LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                 Small Capitalization Value Equity Investments
                    Small Capitalization Growth Investments
                       International Equity Investments
                      Emerging Markets Equity Investments
                    International Fixed Income Investments


         Semi-Annual Report

         February 29, 2004
                                     [LOGO] TRAK(R)
                                     Personalized Investment Advisory Service

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Table of Contents



SHAREHOLDER LETTER........................................................  1

SCHEDULES OF INVESTMENTS..................................................  8

STATEMENTS OF ASSETS AND LIABILITIES...................................... 40

STATEMENTS OF OPERATIONS.................................................. 42

STATEMENTS OF CHANGES IN NET ASSETS....................................... 44

NOTES TO FINANCIAL STATEMENTS............................................. 46

FINANCIAL HIGHLIGHTS...................................................... 56

Consulting Group
Capital Markets Funds

DEAR SHAREHOLDER,

The global financial markets rally continued, and produced high positive returns during the first six months of the fiscal year for the Consulting Group Capital Markets Funds (or collectively the "Funds"). From August 31, 2003 through February 29, 2004, the U.S. equity market rose 14.59% as measured by the S&P 500 Index. Diversified equity investors benefited from strong returns in the international equity markets and U.S. small-cap stocks. The international equity indices increased 25.22% as measured by the Morgan Stanley Capital International ("MSCI") Europe Australasia Far East ("EAFE") Index. U.S. small-cap stocks, as measured by the Russell 2000 Index, led the U.S. rally with a return of 18.34%. Bond market returns also were positive, as interest rates fell from their late-summer 2003 yields.

While difficult to simplify market behavior due to the many cross factors influencing returns, the broad trend that has been in place since the fall of 2002 was the return of investors' willingness to recommit funds to the riskier asset classes and the riskiest securities within those asset classes. This is the complete reversal of the trend in place during most of the bear market and through October 2002. Global investors had preferred to hold the lowest risk assets. They avoided the higher risk assets due to the global economic recession, and doubts and concerns about the management and credibility of financial statements of corporations. Ultimately, the multi-decade lows on cash returns and the economic recovery gave investors the reason and confidence to return to the spectrum of assets within the capital markets.

Both absolute and relative returns of the Funds were a function of the asset class and the aggressiveness of the strategy used by the sub-adviser(s). Determinants of equity performance were the economic sensitivity of the portfolios, broad representation across the capitalization spectrum, and the quality of the underlying companies in the portfolio. In the equity markets, companies are often described as quality or low-quality. Quality companies usually have the characteristics of historical earnings and dividend growth stability. Lower quality companies have much more volatility in their earnings patterns, frequently have higher levels of debt, and many do not pay a dividend. Despite a change in the tax-code in 2003, investors generally favored lower quality companies more than higher quality companies. The preference for the potential very large price gain was greater than the more favorable tax treatment of dividend income. Many of the best performing stocks over this period were some of the stocks that had the steepest drops during the bear market. Many of these stocks began the rally with their price in the single digits.

The favorable macroeconomic trends that contributed to the broad-based strong returns were the rising earnings from the strong economy and continued low interest rates. The period of this analysis includes third quarter 2003 real Gross Domestic Product ("GDP") growth of 8.1%, and fourth quarter growth of 4.3%. The main factors contributing to the solid economic growth in the second half of the year were the strength in the residential housing market and the rebound in business capital investment. Interest rates for periods longer than one year generally fell during the August 2003 to February 2004 period. For example, after a volatile summer, the yield on the 10-year Treasury Note fell from 4.45% at the end of August to 3.99% at the end of February.

Equity Fund Highlights:

 . Large Capitalization Value Equity Investments -- The slight underperformance was the result of the sub-advisers' underweighted position in Financial Services stocks and overweighted position in Health Care stocks compared to the index. Much of the larger-cap Health Care sector universe is considered part of the quality segment of the market that relatively struggled in the period.

 . Large Capitalization Growth Investments -- The Fund outperformed the index for much of the equity rally that began in March 2003. However, late during this six-month period, the lower quality and riskier factors that drove market performance began to subside, and the portfolio lagged. The overweighted Information Technology (IT) sector exposure and mid-cap strategies that added value against the index earlier, relatively underperformed at the end of the period and caused the portfolio to underperform for the six-month period.

 . Small Capitalization Value Equity Investments -- The Fund benefited from the sub-advisers' positioning in the smaller companies within the universe of available companies. The portfolio had generally been positioned to be less sensitive to the economic rebound in the IT sector, which relatively detracted from comparative performance as the equity rally started in March 2003. Late in this six-month period, IT stocks began to fall as investors began to take profits in the sector, and the portfolio benefited from the underweight position.

 . Small Capitalization Growth Investments -- Historically the most volatile segment of the U.S. equity market, the portfolio and asset class performed well for most of 2003. During this six-month period, the leadership of the portfolio and index subsided, and the portfolio had a slight comparative underperformance. At the end of the period, the portfolio positioning versus the index was a small overweight in the IT sector and a small underweight in the Health Care sector. These are the two largest sectors in the index and the portfolio.

 . International Equity Investments -- International equity returns were aided by the falling value of the dollar compared to several other major currencies. The portfolio's successes had been exposure to the middle size companies in the index and the rebound in the hardest hit European markets. The portfolio was under-exposed to the positive effects of the economic recovery in Asia, the source of portfolio underperformance.

 . Emerging Markets Equity Investments -- The emerging markets index and portfolio benefited from the global economic recovery.

A mix of lower and higher quality issues impacted the relative returns in the fixed-income portfolios, similar to equity portfolios. The absolute returns of the portfolios were positive from the drop in interest rates. For domestic bond portfolios, the sub-advisers' mix of U.S. Treasury and Government issues compared to corporate bonds can be used to judge the quality of the portfolio. Within the corporate bond holdings, quality rankings varied among the different corporate issuers. Bond portfolios benefited from falling interest rates and the market's shrinking of the yield differential between corporate and Treasury bonds. International Fixed Income Investments had the benefit of both falling interest rates and the falling dollar.

For the six months ended February 29, 2004, Consulting Group recommended, and the Board of Trustees approved, one change to the Funds' management structure. Sands Capital Management, Inc. was hired as an additional sub-adviser to Large Capitalization Growth Investments.

Subsequent to the reporting period, the following changes were made:

Large Capitalization Growth Investments:

 . Alliance Capital Management L.P. was terminated, effective March 31, 2004. Westfield Capital Management Co., Inc. was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.35% of the first $300 million and 0.30% thereafter.

Emerging Markets Equity Investments:

 . Effective April 1, 2004, SBFM entered into a new investment advisory contract with SSgA Funds Management, Inc. that lowered the investment advisory fee to 0.50%. Prior to April 1, 2004, the advisory fee was 0.60%.

 .  F&C Emerging Markets Ltd. was terminated, effective March 31, 2004.

 . Newgate LLP was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.50%.

International Equity Investments:

 .  Oechsle International Advisors, LLC was terminated, effective March 31,
    2004.

 . William Blair & Co. was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.40% on the first $100 million and 0.35% on the amount over $100 million.

Small Capitalization Growth Investments:

 .  Westpeak Global Advisors, L.P. was terminated, effective April 16, 2004.

A detailed summary of the Funds' performance can be found on page 4.

Shareholder Notice

On March 22, 2004, the shareholders of Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments (the "Acquired Funds") approved a Plan of Reorganization providing for (i) the acquisition of all of the assets of each of the Acquired Funds in exchange for shares of beneficial interest of Intermediate Fixed Income Investments (the "Acquiring Fund") and the assumption by the Acquiring Fund of all the liabilities of each of the Acquired Funds and (ii) the distribution to shareholders of each Acquired Fund of such shares of beneficial interest of the Acquiring Fund in liquidation of each Acquired Fund and the cancellation of each Acquired Fund's outstanding shares.

On March 22, 2004, the shareholders of the Acquiring Fund also approved a change in its investment objective. The current investment objective of the Acquiring Fund is "Current income and reasonable stability of principal." The Fund's new investment objective will be "Maximum total return, consistent with preservation of capital and prudent investment management."

The reorganization and change in investment objective is expected to occur on or about June 4, 2004.

Information About Your Funds

In recent months, the mutual fund industry has come under the scrutiny of federal and state regulators. Along with others in the industry, Smith Barney Fund Management LLC ("SBFM"), the advisor to your fund, and some of its affiliates have responded to requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues. The regulators appear to be examining, among other things, how fund managers dealt with market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. We have identified market timing in your fund, including an arrangement with an investor that permitted frequent trading to occur in your fund. We do not believe that arrangement involved selective portfolio disclosure or late trading. The arrangement was terminated early in 2001. Governmental review of these matters is continuing. Any resolution of this matter is not expected to have a financial impact on the fund.

We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief
Executive Officer

April 1, 2004

  Performance of the Consulting Group Capital Markets Funds for the Six Months
                            Ended February 29, 2004+

Emerging Markets Equity Investments....................................... 28.08%
Morgan Stanley Emerging Markets Free Index(1)............................. 28.41

Government Money Investments++............................................  0.22
90-day Treasury Bill Index................................................  0.46

High Yield Investments....................................................  8.72
Lehman Brothers High Yield Index(2)....................................... 10.60

Intermediate Fixed Income Investments.....................................  3.82
Lehman Brothers Intermediate Government/Credit Bond Index(3)..............  4.32

International Equity Investments.......................................... 22.48
Morgan Stanley Capital International EAFE-Capitalization Weighted Index(4) 25.22

International Fixed Income Investments.................................... 13.00
Citigroup Non-U.S. Government Bond Index(5)............................... 13.53

Large Capitalization Growth Investments................................... 10.21
Russell 1000 Growth Index(6).............................................. 12.17

Large Capitalization Value Equity Investments............................. 16.05
Russell 1000 Value Index(7)............................................... 17.53

Long-Term Bond Investments................................................  9.13
Lehman Brothers Long Term Government/Credit Bond Index(8).................  8.80

Mortgage Backed Investments++.............................................  4.10
Lehman Brothers Mortgage Backed Securities Index(9).......................  4.17

Multi-Sector Fixed Income Investments++...................................  6.67
Lehman Brothers Aggregate Bond Index(10)..................................  4.92

Municipal Bond Investments................................................  6.46
Lehman Brothers Municipal Bond Index(11)..................................  6.52

Small Capitalization Growth Investments................................... 14.29
Russell 2000 Growth Index(12)............................................. 15.42

Small Capitalization Value Equity Investments............................. 23.82
Russell 2000 Value Index(13).............................................. 21.31

FOOTNOTES

+ All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

    The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

++ Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

1 The Morgan Stanley Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

2 The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

3 The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of: (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years; and (ii) Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

4 The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

5 The Citigroup Non-U.S. Government Bond Index is an index subset of the Citigroup World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

6 The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

7 The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

8 The Lehman Brothers Long Term Government/Credit Bond Index is composed of all bonds covered by the Lehman Brothers Government/ Credit Bond Index with maturities of 10 years or longer. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

9 The Lehman Brothers Mortgage Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

10 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

11 The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

12 The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

13 The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

          Schedules of Investments
          February 29, 2004 (unaudited)

Small Capitalization Value Equity Investments
---------------------------------------------------------
---------------------------------------------------------

Shares              Security                 Value
---------------------------------------------------------
COMMON STOCK -- 98.6%

Aerospace and Defense -- 1.8%
 49,505 Armor Holdings, Inc.*........... $   1,453,467
 37,600 Curtiss-Wright Corp.............     1,805,552
119,000 Kaman Corp., Class A Shares+....     1,677,900
 36,900 Precision Castparts Corp........     1,666,035
 47,200 World Fuel Services Corp........     1,668,520
                                         -------------
                                             8,271,474
                                         -------------

Auto Components -- 1.0%
 64,800 ArvinMeritor, Inc...............     1,461,888
111,288 Modine Manufacturing Co.+.......     3,166,144
                                         -------------
                                             4,628,032
                                         -------------

Banks -- 6.5%
 58,300 AMCORE Financial, Inc.+.........     1,718,101
 41,805 Astoria Financial Corp..........     1,686,414
 70,000 BancorpSouth, Inc...............     1,531,600
 46,700 Chittenden Corp.................     1,540,166
 75,500 The Colonial BancGroup, Inc.....     1,391,465
 57,500 Commercial Federal Corp.........     1,612,300
 43,800 FirstMerit Corp.................     1,161,576
115,510 Fulton Financial Corp.+.........     2,542,375
 26,375 Hudson United Bancorp...........     1,029,680
253,232 NBT Bancorp Inc.+...............     5,558,442
245,925 Ocwen Financial Corp.*..........     2,449,413
 73,395 Old National Bancorp............     1,640,378
 42,000 Pacific Capital Bancorp.........     1,655,640
 40,200 Provident Financial Group, Inc.+     1,610,814
 60,100 Susquehanna Bancshares, Inc.+...     1,566,807
 64,020 Washington Federal, Inc ........     1,661,959
                                         -------------
                                            30,357,130
                                         -------------

Biotechnology -- 0.5%
133,405 Serologicals Corp.*+............     2,486,669
                                         -------------

Building Products -- 2.8%
 51,900 Crane Co........................     1,668,066
429,800 Lennox International, Inc.+.....     7,998,578
 51,400 Universal Forest Products, Inc..     1,619,614
 41,400 York International Corp.........     1,545,462
                                         -------------
                                            12,831,720
                                         -------------

Chemicals -- 4.5%
958,800 Intertape Polymer Group Inc.*...    10,441,332
 51,200 The Lubrizol Corp...............     1,600,512
406,350 Lyondell Chemical Co............     7,237,094
156,100 Methanex Corp...................     1,782,662
                                         -------------
                                            21,061,600
                                         -------------

Commercial Services and Supplies -- 7.4%
 40,900 Banta Corp......................     1,814,324
 57,000 The Brink's Co..................     1,509,360
102,000 Ennis Business Forms, Inc.+.....     1,716,660

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
------------------------------------------------------------------
------------------------------------------------------------------

 Shares                    Security                      Value
------------------------------------------------------------------

Commercial Services and Supplies -- 7.4% (continued)
  172,200    Headwaters, Inc.*...................... $   4,096,638
  327,470    Herman Miller, Inc.....................     9,182,259
  102,615    Ionics, Inc.*+.........................     2,852,697
   38,700    Landauer, Inc..........................     1,682,289
   54,200    McGrath Rentcorp.......................     1,652,016
  393,600    Schawk, Inc............................     5,632,416
   44,700    United Stationers Inc.*................     1,775,037
  113,465    Watson Wyatt & Co. Holdings*...........     2,689,120
                                                     -------------
                                                        34,602,816
                                                     -------------

Communications Equipment -- 0.8%
  377,800    Powerwave Technologies, Inc.*+.........     3,728,886
                                                     -------------

Computers and Peripherals -- 0.6%
   78,700    Imation Corp...........................     2,778,110
                                                     -------------

Construction and Engineering -- 1.3%
  403,350    Quanta Services, Inc.*+................     3,468,810
   65,537    Washington Group International, Inc.*..     2,523,174
                                                     -------------
                                                         5,991,984
                                                     -------------

Construction Materials -- 1.6%
  149,200    Martin Marietta Materials, Inc.........     7,324,228
                                                     -------------

Containers and Packaging -- 2.3%
  151,940    Caraustar Industries, Inc.*+...........     1,820,241
  205,700    Greif Inc., Class A Shares+............     7,364,060
   96,500    Rock-Tenn Co., Class A Shares..........     1,418,550
                                                     -------------
                                                        10,602,851
                                                     -------------

Diversified Financials -- 0.2%
   59,800    Intrawest Corp.........................     1,057,264
                                                     -------------

Electric Utilities -- 1.6%
  184,400    Cleco Corp.+...........................     3,498,068
   74,100    OGE Energy Corp........................     1,908,075
   59,300    PNM Resources Inc......................     1,806,278
                                                     -------------
                                                         7,212,421
                                                     -------------

Electrical Equipment -- 3.3%
   66,400    Acuity Brands, Inc.....................     1,622,152
   51,400    AMETEK, Inc............................     2,552,010
  314,700    Belden Inc.+...........................     6,224,766
  134,315    Rayovac Corp.*.........................     3,489,504
   74,000    Regal-Beloit Corp......................     1,561,400
                                                     -------------
                                                        15,449,832
                                                     -------------

Electronic Equipment and Instruments -- 0.6%
   26,600    Analogic Corp..........................     1,108,954
  118,400    Methode Electronics, Inc...............     1,480,000
                                                     -------------
                                                         2,588,954
                                                     -------------

Energy Equipment and Services -- 4.0%
1,305,620    Input/Output, Inc.*+...................     9,204,621
   91,700    Rowan Cos., Inc.*......................     2,154,950
1,477,300    Stolt Offshore S.A., ADR*+.............     5,421,691
   57,000    Tidewater Inc..........................     1,894,110
                                                     -------------
                                                        18,675,372
                                                     -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
-----------------------------------------------------------
-----------------------------------------------------------

Shares                Security                    Value
-----------------------------------------------------------

Food and Drug Retailing -- 3.6%
 98,700 Casey's General Stores, Inc.......... $   1,687,770
 91,700 Ruddick Corp.........................     1,833,083
817,000 Smart & Final Inc.*+.................     9,289,290
 45,500 Weis Markets, Inc....................     1,476,930
182,450 Wild Oats Markets, Inc.*+............     2,317,115
                                              -------------
                                                 16,604,188
                                              -------------

Food Products -- 1.1%
 47,600 Corn Products International, Inc.....     1,804,040
 69,500 Fresh Del Monte Produce Inc.+........     1,769,470
 82,600 Sensient Technologies Corp...........     1,631,350
                                              -------------
                                                  5,204,860
                                              -------------

Gas Utilities -- 3.0%
 67,600 Atmos Energy Corp.+..................     1,781,260
 41,500 Energen Corp.........................     1,723,080
 71,200 National Fuel Gas Co.................     1,801,360
 48,700 Nicor Inc............................     1,760,018
 56,200 Northwest Natural Gas Co.+...........     1,796,714
 39,800 Peoples Energy Corp..................     1,774,682
 53,000 UGI Corp.............................     1,754,300
 60,400 WGL Holdings Inc.....................     1,750,392
                                              -------------
                                                 14,141,806
                                              -------------

Healthcare - Equipment and Supplies -- 2.1%
 61,500 Arrow International, Inc.............     1,656,195
 33,800 The Cooper Cos., Inc.................     1,599,078
 98,600 Cytyc Corp.*.........................     1,624,928
 39,500 Invacare Corp........................     1,764,860
  6,900 West Pharmaceutical Services, Inc....       254,472
 73,310 Zoll Medical Corp.*..................     2,695,609
                                              -------------
                                                  9,595,142
                                              -------------

Healthcare - Providers and Services -- 1.5%
170,740 Cross Country Healthcare, Inc.*+.....     2,946,972
 76,200 Owens & Minor, Inc...................     1,887,474
 58,400 Triad Hospitals, Inc.*...............     2,060,936
                                              -------------
                                                  6,895,382
                                              -------------

Hotels, Restaurants and Leisure -- 4.0%
 50,300 Bob Evans Farms, Inc.................     1,701,649
 41,735 CBRL Group, Inc......................     1,585,095
781,200 CKE Restaurants, Inc.*+..............     6,757,380
 41,400 IHOP Corp............................     1,562,436
 48,900 RARE Hospitality International, Inc.*     1,399,518
289,500 The Steak n Shake Co.*+..............     5,732,100
                                              -------------
                                                 18,738,178
                                              -------------

Household Durables -- 2.9%
103,200 Furniture Brands International, Inc..     3,390,120
 38,200 Lancaster Colony Corp................     1,619,298
 54,100 Libbey Inc...........................     1,535,358
 45,100 Russ Berrie and Co., Inc.............     1,623,600
 81,100 Snap-on Inc..........................     2,595,200
 97,615 The Yankee Candle Co., Inc.*.........     2,737,125
                                              -------------
                                                 13,500,701
                                              -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
------------------------------------------------------------------
------------------------------------------------------------------

Shares                    Security                       Value
------------------------------------------------------------------

Household Products -- 0.3%
 44,100 WD-40 Co.................................... $   1,472,940
                                                     -------------

Industrial Conglomerates -- 0.4%
 32,700 Teleflex Inc................................     1,686,339
                                                     -------------

Insurance -- 5.7%
 44,600 AmerUs Group Co.............................     1,738,508
 44,850 Delphi Financial Group, Inc., Class A Shares     1,748,253
 89,245 HCC Insurance Holdings, Inc.................     2,890,646
 62,500 Hilb Rogal & Hamilton Co.+..................     2,300,000
142,250 IPC Holdings, Ltd...........................     5,540,638
 31,900 LandAmerica Financial Group, Inc............     1,492,920
 17,600 Markel Corp.*+..............................     4,790,016
125,100 Ohio Casualty Corp.*........................     2,404,422
 77,800 Scottish Re Group Ltd.+.....................     1,834,524
 29,700 StanCorp Financial Group, Inc...............     1,958,715
                                                     -------------
                                                        26,698,642
                                                     -------------

Internet Software and Services -- 1.0%
490,100 SonicWALL, Inc.*............................     4,704,960
                                                     -------------

IT Consulting and Services -- 0.6%
143,330 Forrester Research, Inc.*...................     2,723,270
                                                     -------------

Leisure Equipment and Products -- 3.0%
295,498 Arctic Cat Inc.+............................     7,464,279
260,150 Callaway Golf Co............................     4,857,000
124,800 Sturm, Ruger & Co., Inc.+...................     1,637,376
                                                     -------------
                                                        13,958,655
                                                     -------------

Machinery -- 4.1%
 46,100 Albany International Corp., Class A Shares..     1,471,512
 48,800 Barnes Group Inc.+..........................     1,299,056
 98,380 Esterline Technologies Corp.*...............     2,734,964
 40,000 Harsco Corp.................................     1,817,200
 64,500 Lincoln Electric Holdings, Inc..............     1,684,095
 57,300 Pentair, Inc................................     3,094,773
275,150 Robbins & Myers, Inc.+......................     5,585,545
 68,900 Valmont Industries, Inc.....................     1,477,905
                                                     -------------
                                                        19,165,050
                                                     -------------

Marine -- 0.4%
 49,900 Alexander & Baldwin, Inc....................     1,694,105
                                                     -------------

Metals and Mining -- 4.1%
171,200 Arch Coal, Inc..............................     5,012,736
 58,600 Commercial Metals Co........................     1,740,420
249,200 IAMGOLD Corp................................     1,682,100
 79,000 Massey Energy Co............................     1,664,530
643,250 Ryerson Tull, Inc.+.........................     8,728,902
                                                     -------------
                                                        18,828,688
                                                     -------------

Multiline Retail -- 0.3%
 81,000 Burlington Coat Factory Warehouse Corp......     1,551,150
                                                     -------------

Multi-Utilities -- 0.4%
 70,800 Vectren Corp................................     1,763,628
                                                     -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
---------------------------------------------------------------
---------------------------------------------------------------

Shares                  Security                      Value
---------------------------------------------------------------

Oil and Gas -- 4.6%
 81,000 Berry Petroleum Co., Class A Shares...... $   1,761,750
 58,400 Cabot Oil & Gas Corp.....................     1,773,608
 57,200 Frontline Ltd............................     1,856,140
 33,100 Penn Virginia Corp.......................     1,870,150
 84,300 Spinnaker Exploration Co.*...............     2,789,487
 57,900 St. Mary Land & Exploration Co.+.........     1,789,110
 54,400 Stone Energy Corp.*......................     2,450,176
 28,800 Teekay Shipping Corp.....................     1,920,096
 71,815 Tom Brown, Inc.*.........................     2,525,734
114,500 Vintage Petroleum, Inc...................     1,663,685
 21,400 Western Gas Resources, Inc...............     1,049,028
                                                  -------------
                                                     21,448,964
                                                  -------------

Paper and Forest Products -- 0.4%
115,750 Pope & Talbot, Inc.......................     1,990,900
                                                  -------------

Personal Products -- 0.7%
166,555 Nu Skin Enterprises, Inc., Class A Shares     3,189,528
                                                  -------------

Real Estate -- 3.1%
 30,900 CBL & Associates Properties, Inc.........     1,778,295
113,800 Crescent Real Estate Equities Co.........     2,016,536
 46,500 First Industrial Realty Trust, Inc.+.....     1,748,400
 45,000 Healthcare Realty Trust, Inc.............     1,793,250
159,700 HRPT Properties Trust....................     1,769,476
 83,600 Nationwide Health Properties, Inc........     1,759,780
 71,000 New Plan Excel Realty Trust..............     1,843,870
 42,300 Shurgard Storage Centers, Inc............     1,575,675
                                                  -------------
                                                     14,285,282
                                                  -------------

Road and Rail -- 0.7%
 56,900 Arkansas Best Corp.......................     1,557,922
 48,300 USF Corp.................................     1,707,405
                                                  -------------
                                                      3,265,327
                                                  -------------

Semiconductor Equipment and Products -- 1.6%
257,400 Asyst Technologies, Inc.*+...............     2,555,982
263,400 Cohu, Inc................................     4,986,162
                                                  -------------
                                                      7,542,144
                                                  -------------

Specialty Retail -- 2.0%
141,280 American Eagle Outfitters, Inc.*.........     3,445,819
 75,400 The Cato Corp., Class A Shares+..........     1,573,598
142,500 CSK Auto Corp.*..........................     2,747,400
 33,200 Hughes Supply, Inc.......................     1,581,980
                                                  -------------
                                                      9,348,797
                                                  -------------

Textiles and Apparel -- 2.1%
 43,100 Brown Shoe Co., Inc......................     1,697,709
 23,600 Columbia Sportswear Co.*.................     1,227,436
 43,300 Kellwood Co..............................     1,816,868
 76,400 Russell Corp.+...........................     1,340,056
169,300 Skechers U.S.A., Inc., Class A Shares*+..     2,134,873
340,050 Unifi, Inc.*.............................     1,605,036
                                                  -------------
                                                      9,821,978
                                                  -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Value Equity Investments
---------------------------------------------------------------------------
---------------------------------------------------------------------------

  Shares                       Security                           Value
---------------------------------------------------------------------------

Tobacco -- 2.0%
   223,450 Schweitzer-Mauduit International, Inc............. $   7,452,058
    35,200 Universal Corp....................................     1,774,785
                                                              -------------
                                                                  9,226,843
                                                              -------------

Transportation Infrastructure -- 2.1%
   495,950 Sea Containers Ltd., Class A Shares...............     9,671,025
                                                              -------------
           TOTAL COMMON STOCK
           (Cost -- $345,210,144)............................   458,367,815
                                                              -------------

   Face
  Amount
----------
REPURCHASE AGREEMENTS -- 1.4%
$  173,000 State Street Bank and Trust Co. dated 2/27/04,
            0.920% due 3/1/04; Proceeds at maturity --
            $173,013; (Fully collateralized by U.S. Treasury
            Bonds, 12.500% due 8/15/14; Market value --
            $176,550)........................................       173,000
 6,186,000 UBS Warburg Securities LLC dated 2/27/04, 1.000%
            due 3/1/04; Proceeds at maturity -- $6,186,516;
            (Fully collateralized by U.S. Treasury Notes,
            1.500% to 4.375% due 7/31/05 to 2/15/09; Market
            value -- $6,309,720).............................     6,186,000
                                                              -------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost -- $6,359,000)..............................     6,359,000
                                                              -------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $351,569,144**).......................... $ 464,726,815
                                                              =============
LOANED SECURITIES COLLATERAL
66,099,583 State Street Navigator Securities Lending Trust
           Prime Portfolio (Cost -- $66,099,583)............. $  66,099,583
                                                              =============

--------
*  Non-income producing security.
+  All or a portion of this security is on loan (See Note 8).
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
----------------------------------------------------------

Shares                Security                   Value
----------------------------------------------------------
COMMON STOCK -- 99.0%

Aerospace and Defense -- 0.3%
 29,700 AAR Corp............................ $     383,724
 24,900 Applied Signal Technology, Inc.*....       662,838
 32,600 HEICO*+.............................       536,270
  1,758 TIMCO Aviation Services, Inc........         1,090
                                             -------------
                                                 1,583,922
                                             -------------

Air Freight and Couriers -- 0.3%
 91,300 EGL, Inc.+..........................     1,459,887
                                             -------------

Airlines -- 0.1%
 24,200 ExpressJet Holdings, Inc.+..........       332,266
                                             -------------

Banks -- 5.3%
  8,876 City Holding Co.*...................       300,808
 61,200 East-West Bancorp, Inc.*+...........     3,252,780
 61,600 Flagstar Bancorp, Inc.*.............     1,592,360
 19,659 Humboldt Bancorp*+..................       345,998
 93,400 Investors Financial Services Corp.*+     4,112,402
  6,300 Irwin Financial Corp.*+.............       186,165
 12,950 MB Financial, Inc.*.................       483,424
 10,900 Mid-State Bancshares*...............       259,965
 17,608 Nara Bancorp, Inc.*+................       589,164
 32,493 NBT Bancorp Inc.*...................       713,221
 88,600 NetBank, Inc.*......................     1,098,640
 17,100 Pacific Capital Bancorp*............       674,082
  8,224 PennRock Financial Services Corp.*..       256,013
 46,500 R&G Financial Corp., Class B Shares*     1,457,310
 12,000 The South Financial Group, Inc.*....       369,840
 88,000 Southwest Bancorp of Texas, Inc.*+..     3,439,040
 98,800 UCBH Holdings, Inc.*................     3,853,200
 31,500 Westcorp*+..........................     1,348,200
  9,700 WSFS Financial Corp.*...............       470,557
                                             -------------
                                                24,803,169
                                             -------------

Biotechnology -- 3.6%
 68,700 Celgene Corp.+......................     2,816,013
175,200 Cell Therapeutics, Inc.+............     1,548,768
 42,989 Cephalon, Inc.+.....................     2,550,537
 98,400 Cubist Pharmaceuticals, Inc.+.......     1,104,048
 10,724 Digene Corp.+.......................       407,512
 41,444 Enzo Biochem, Inc...................       741,433
 50,300 Enzon Pharmaceuticals, Inc.+........       859,124
 52,302 Genencor International Inc..........       708,692
 18,500 Gen-Probe Inc.......................       632,515
 45,000 Ilex Oncology, Inc..................     1,125,000
 24,166 Kos Pharmaceuticals, Inc.+..........     1,063,546
 45,200 Nabi Biopharmaceuticals.............       636,868
 62,510 Serologicals Corp.+.................     1,165,186
 30,900 Techne Corp.........................     1,251,141
 17,300 Tularik Inc.+.......................       318,320
                                             -------------
                                                16,928,703
                                             -------------

Building Products -- 0.3%
 31,300 York International Corp.*...........     1,168,429
                                             -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
----------------------------------------------------------

Shares                Security                   Value
----------------------------------------------------------

Chemicals -- 0.1%
 55,500 Hercules, Inc....................... $     660,450
                                             -------------

Commercial Services and Supplies -- 7.2%
 43,600 Administaff, Inc.+..................       656,180
 45,000 The Brink's Co.*....................     1,191,600
 50,500 Career Education Corp.+.............     2,524,495
144,000 Checkfree Corp.+....................     4,180,320
 53,800 Corporate Executive Board Co.*+.....     2,683,006
 41,800 CoStar Group Inc.+..................     1,631,454
 12,700 CPI Corp.*+.........................       279,527
 36,500 CSG Systems International, Inc......       511,000
 17,900 FactSet Research Systems, Inc.*+....       659,257
 38,100 Global Payments Inc.*...............     1,648,206
 48,100 infoUSA Inc.+.......................       490,620
179,400 Labor Ready, Inc.+..................     2,242,500
 52,078 Lightbridge, Inc.+..................       380,169
165,200 Navigant Consulting, Inc.+..........     3,218,096
 86,600 NDCHealth Corp.*+...................     2,502,740
 22,700 Rollins, Inc.*+.....................       527,321
147,100 Sylvan Learning Systems, Inc.+......     4,545,390
 50,900 TeleTech Holdings, Inc..............       394,475
 84,000 Waste Connections, Inc.+............     3,165,120
                                             -------------
                                                33,431,476
                                             -------------

Communications Equipment -- 4.6%
129,300 Advanced Fibre Communications, Inc.+     3,170,436
 92,400 Aspect Communications Corp..........     1,668,744
 11,800 Black Box Corp.*+...................       607,818
 84,200 Carrier Access Corp.................       968,300
 40,000 Catapult Communications Corp........       850,000
217,400 Emulex Corp.+.......................     5,039,332
108,000 F5 Networks, Inc.+..................     3,573,720
 25,400 Packeteer, Inc.+....................       367,284
 38,000 Plantronics Inc.+...................     1,516,960
175,300 Powerwave Technologies, Inc.+.......     1,730,211
 90,400 Tekelec.............................     1,751,048
                                             -------------
                                                21,243,853
                                             -------------

Computers and Peripherals -- 1.1%
307,200 Cray, Inc.+.........................     2,276,352
121,500 Dot Hill Systems Corp.+.............     1,704,645
 64,900 Innovex, Inc.+......................       447,810
 23,800 Komag, Inc.+........................       543,592
                                             -------------
                                                 4,972,399
                                             -------------

Construction and Engineering -- 0.3%
109,800 Integrated Electrical Services, Inc.     1,203,408
                                             -------------

Containers and Packaging -- 0.3%
 31,100 Silgan Holdings Inc.................     1,385,194
                                             -------------

Distributors -- 0.1%
 47,100 WESCO International, Inc............       612,300
                                             -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
------------------------------------------------------------

Shares                  Security                   Value
------------------------------------------------------------

Diversified Financials -- 1.5%
 12,400    Affiliated Managers Group, Inc.+... $   1,047,800
 61,600    MTC Technologies Inc.+.............     1,656,424
 29,450    New Century Financial Corp.*+......     1,443,050
 65,100    Psychiatric Solutions, Inc.........     1,443,918
 27,700    WFS Financial Inc..................     1,228,772
                                               -------------
                                                   6,819,964
                                               -------------

Diversified Telecommunication Services -- 0.4%
217,900    General Communication..............     2,035,186
                                               -------------

Electrical Equipment -- 1.3%
 68,100    General Cable Corp.+...............       486,915
 14,661    The Genlyte Group, Inc.............       824,974
165,600    Global Power Equipment Group Inc.+.     1,785,168
232,400    Power-One, Inc.+...................     2,849,224
                                               -------------
                                                   5,946,281
                                               -------------

Electronic Equipment and Instruments -- 4.9%
 36,600    Anixter International Inc.+........     1,094,340
208,400    Artesyn Technologies, Inc..........     2,271,560
 45,000    Benchmark Electronics, Inc.........     1,566,450
 25,800    CTS Corp.*.........................       369,714
218,000    Exar Corp..........................     3,880,400
 15,082    Global Imaging Systems, Inc........       454,873
 90,300    Kopin Corp.+.......................       549,927
 53,300    Methode Electronics, Inc.*.........       666,250
 71,200    Newport Corp.+.....................     1,248,136
370,900    PerkinElmer, Inc.*.................     7,729,556
 75,600    Varian Inc.+.......................     3,017,196
                                               -------------
                                                  22,848,402
                                               -------------

Energy Equipment and Services -- 5.3%
264,000    Horizon Offshore, Inc.+............       855,360
319,000    Key Energy Services, Inc...........     4,312,880
176,900    Maverick Tube Corp.................     3,635,295
132,600    NS Group, Inc......................     1,246,440
103,900    Patterson-UTI Energy, Inc.+........     3,769,492
 92,600    Precision Drilling Corp............     4,438,318
318,200    Superior Energy Services, Inc.+....     3,032,446
 49,600    Veritas DGC Inc....................       787,648
151,500    W-H Energy Services, Inc...........     2,522,475
                                               -------------
                                                  24,600,354
                                               -------------

Food and Drug Retailing -- 0.4%
 36,200    7-Eleven, Inc......................       590,060
 59,433    Nash Finch Co.*+...................     1,378,846
                                               -------------
                                                   1,968,906
                                               -------------

Food Products -- 0.5%
  1,651    Aurora Foods Inc...................             8
 95,100    Delta & Pine Land Co.*+............     2,425,050
                                               -------------
                                                   2,425,058
                                               -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
------------------------------------------------------------------

Shares                    Security                       Value
------------------------------------------------------------------

Health Care Equipment and Supplies -- 5.5%
 43,500 Advanced Medical Optics, Inc.+.............. $   1,000,500
 20,600 Closure Medical Corp.+......................       693,190
 16,642 Dade Behring Holdings Inc...................       679,826
 77,700 DJ Orthopedics Inc..........................     1,709,400
180,300 I-Flow Corp.+...............................     3,173,280
 17,050 Immucor, Inc.+..............................       344,069
 64,500 Integra LifeSciences+.......................     2,045,295
 57,600 Meridian Bioscience, Inc.*+.................       622,080
 29,000 Molecular Devices Corp......................       542,300
 12,800 Orthofix International N.V.+................       610,560
248,400 PolyMedica Corp.*+..........................     6,311,844
 49,900 Sybron Dental Specialties, Inc..............     1,417,659
 18,200 VISX, Inc...................................       332,150
 48,500 Wilson Greatbatch Technologies, Inc.+.......     1,757,155
124,000 Wright Medical Group, Inc...................     4,054,800
                                                     -------------
                                                        25,294,108
                                                     -------------

Health Care Providers and Services -- 4.7%
114,800 Accredo Health, Inc.........................     4,097,212
 86,400 American Healthways, Inc.+..................     2,438,208
 30,300 Beverly Enterprises, Inc.+..................       242,400
 98,650 First Horizon Pharmaceutical Corp.+.........     1,841,796
193,200 Manor Care, Inc.*+..........................     6,841,212
 24,500 Matria Healthcare, Inc......................       723,975
 43,700 Omnicell, Inc...............................       890,606
 44,100 Owens & Minor, Inc.*........................     1,092,357
 29,000 Pediatrix Medical Group, Inc................     1,805,250
 56,400 Province Healthcare Co......................       908,040
 27,800 United Surgical Partners International, Inc.     1,013,866
                                                     -------------
                                                        21,894,922
                                                     -------------

Hotels, Restaurants and Leisure -- 2.1%
 34,900 CEC Entertainment Inc.......................     1,904,493
 30,000 P.F. Chang's China Bistro, Inc.+............     1,460,100
104,699 RARE Hospitality International, Inc.........     2,996,485
 22,300 Speedway Motorsports Inc.*+.................       689,293
101,600 WMS Industries Inc.*+.......................     2,699,512
                                                     -------------
                                                         9,749,883
                                                     -------------

Household Durables -- 2.1%
 28,700 Hovnanian Enterprises, Inc.+................     2,315,803
 55,200 Standard Pacific Corp.*+....................     2,887,512
 39,000 Tempur-Pedic International Inc.+............       647,400
142,700 Yankee Candle Co., Inc.+....................     4,001,308
                                                     -------------
                                                         9,852,023
                                                     -------------

Household Products -- 0.1%
  9,200 WD-40 Co.*+.................................       307,280
                                                     -------------

Insurance -- 2.5%
 70,900 Infinity Property & Casualty Corp.*+........     2,311,340
 83,200 Philadelphia Consolidated Holding Corp.+....     4,957,056
 44,800 RenaissanceRe Holdings Ltd.*................     2,372,160
185,500 Universal American Financial Corp...........     1,945,895
                                                     -------------
                                                        11,586,451
                                                     -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
----------------------------------------------------------------------

Shares                      Security                         Value
----------------------------------------------------------------------

Internet and Catalog Retail -- 0.8%
 21,800 Coldwater Creek, Inc.+.......................... $     429,024
 86,600 Insight Enterprises, Inc........................     1,841,982
 44,200 Overstock.com, Inc.+............................     1,295,060
                                                         -------------
                                                             3,566,066
                                                         -------------

Internet Software and Services -- 1.8%
186,500 Autobytel Inc...................................     2,612,865
 73,300 Digital Insight Corp.+..........................     1,587,678
 27,200 Digital River, Inc.+............................       595,408
315,700 iVillage Inc.+..................................     1,887,886
 66,500 Retek Inc.......................................       555,940
 58,700 United Online, Inc.+............................     1,010,805
                                                         -------------
                                                             8,250,582
                                                         -------------

IT Consulting and Services -- 2.1%
 66,700 Forrester Research, Inc.........................     1,267,300
 24,400 IDX Systems Corp.+..............................       848,632
328,700 Keane, Inc.*+...................................     4,871,334
345,800 Lionbridge Technologies, Inc.+..................     2,859,766
                                                         -------------
                                                             9,847,032
                                                         -------------

Leisure Equipment and Products -- 0.7%
 30,459 Arctic Cat Inc.*................................       769,394
163,500 Oakley, Inc.*+..................................     2,467,215
                                                         -------------
                                                             3,236,609
                                                         -------------

Machinery -- 0.3%
 22,900 Briggs & Stratton Corp.*+.......................     1,565,215
                                                         -------------

Media -- 2.4%
160,500 Entravision Communications Corp., Class A Shares     1,540,800
 54,500 Information Holdings Inc........................     1,199,000
 48,400 Netflix Inc.+...................................     1,664,960
238,200 Radio One, Inc.+................................     4,340,004
180,200 Sinclair Broadcast Group, Inc.+.................     2,263,312
                                                         -------------
                                                            11,008,076
                                                         -------------

Metals and Mining -- 0.8%
118,800 Arch Coal, Inc.*+...............................     3,478,464
 24,500 Royal Gold, Inc.*+..............................       417,456
                                                         -------------
                                                             3,895,920
                                                         -------------

Oil and Gas -- 1.8%
246,260 Chesapeake Energy Corp.*+.......................     3,157,053
 34,200 Comstock Resources, Inc.........................       660,060
  1,455 Cross Timbers Royalty Trust*+...................        38,994
147,866 XTO Energy, Inc.*...............................     4,412,321
                                                         -------------
                                                             8,268,428
                                                         -------------

Personal Products -- 0.7%
169,100 Nu Skin Enterprises, Inc., Class A Shares*+.....     3,238,265
                                                         -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
---------------------------------------------------------------------------------

Shares                           Security                               Value
---------------------------------------------------------------------------------

Pharmaceuticals -- 4.6%
149,200 Bentley Pharmaceuticals, Inc.+............................. $   1,688,944
 39,500 Bradley Pharmaceuticals, Inc.+.............................       971,700
474,500 Elan Corp. PLC, Sponsored ADR+.............................     6,842,290
 28,050 K-V Pharmaceutical Co., Class A Shares+....................       730,983
 38,434 Ligand Pharmaceuticals Inc.+...............................       591,499
 76,000 Medicis Pharmaceutical Corp., Class A Shares*+.............     2,992,120
101,400 MGI Pharma, Inc.+..........................................     4,980,768
 93,500 Nektar Therapeutics+.......................................     1,781,175
 45,500 Perrigo Co.*...............................................       889,070
                                                                    -------------
                                                                       21,468,549
                                                                    -------------

Real Estate -- 0.3%
  7,900 CBL & Associates Properties, Inc.*.........................       454,645
 52,400 Impac Mortgage Holdings, Inc.*.............................     1,110,880
                                                                    -------------
                                                                        1,565,525
                                                                    -------------

Road and Rail -- 1.2%
170,800 J.B. Hunt Transport Services, Inc.+........................     4,679,920
 39,400 Pacer International, Inc...................................       846,312
                                                                    -------------
                                                                        5,526,232
                                                                    -------------

Semiconductor Equipment and Products -- 10.0%
 12,500 Actel Corp.................................................       308,750
 47,500 AMIS Holdings, Inc.+.......................................       838,375
 67,500 Artisan Components, Inc.+..................................     1,287,225
143,800 ASE Test Ltd.+.............................................     1,778,806
202,600 Asyst Technologies, Inc.+..................................     2,011,818
 63,400 ATMI, Inc.+................................................     1,721,310
 44,200 Cymer, Inc.+...............................................     1,703,468
 60,950 Diodes Inc.................................................     1,394,536
113,800 ESS Technology, Inc.+......................................     1,795,764
 43,200 Fairchild Semiconductor International, Inc., Class A Shares     1,114,560
 48,200 Integrated Circuit Systems, Inc.+..........................     1,327,428
 49,100 Integrated Silicon Solution, Inc...........................       789,528
 73,400 Kulicke & Soffa Industries, Inc.+..........................       913,830
104,900 Lam Research Corp.+........................................     2,682,293
172,700 LTX Corp.+.................................................     2,675,123
 64,000 Marvell Technology Group Ltd...............................     2,913,920
 50,000 Mattson Technology, Inc.+..................................       595,500
 84,000 Micrel, Inc.+..............................................     1,261,680
 63,200 Microchip Tehnology Inc.*..................................     1,801,200
 33,600 Microsemi Corp.*...........................................       524,160
 81,500 MKS Instruments, Inc.+.....................................     1,968,225
200,700 MPS Group, Inc.............................................     1,956,825
108,900 O2Micro International Ltd.+................................     1,977,624
 81,100 Power Integrations, Inc.+..................................     2,390,828
 70,800 Semtech Corp.+.............................................     1,707,696
  7,700 Siliconix Inc..............................................       361,977
 47,932 Standard Microsystems Corp.+...............................     1,444,191
 62,100 Ultratech, Inc.+...........................................     1,540,701
 82,600 Varian Semiconductor Equipment Associates, Inc.+...........     3,369,254
 38,000 White Electronic Designs Corp.+............................       302,480
                                                                    -------------
                                                                       46,459,075
                                                                    -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
--------------------------------------------------------------------------

Shares                        Security                           Value
--------------------------------------------------------------------------

Software -- 6.9%
 21,800 Ansys, Inc.+........................................ $     874,834
 16,200 Cognex Corp.*.......................................       538,812
 41,300 Concord Communications, Inc.+.......................       764,050
261,400 Concur Technologies, Inc.+..........................     3,189,080
 62,000 Datastream Systems, Inc.............................       512,740
162,700 Epicor Software Corp.+..............................     2,294,070
 22,500 EPIQ Systems, Inc.+.................................       396,675
 50,400 Hyperion Solutions Corp.+...........................     1,801,296
 46,400 Internet Security Systems, Inc.+....................       821,744
 60,800 Manhattan Associates, Inc.+.........................     1,742,528
 39,300 Mentor Graphics Corp................................       659,847
      1 MicroStrategy Inc., Class A Shares..................            58
 39,400 Mobius Management Systems, Inc......................       385,332
 66,100 Pegasystems Inc.....................................       588,951
 35,800 RSA Security Inc.+..................................       595,354
 65,800 SafeNet, Inc.+......................................     2,502,374
509,000 ScanSoft, Inc.+.....................................     2,774,050
 14,800 SERENA Software, Inc.+..............................       306,508
498,600 SkillSoft PLC+......................................     4,995,972
 33,296 SS&C Technologies, Inc.*+...........................     1,691,770
 44,900 Sybase, Inc.........................................       965,799
 48,600 TALX Corp.*+........................................       930,204
 61,671 Tradestation Group, Inc.+...........................       467,466
 95,000 Transaction Systems Architects, Inc., Class A Shares     1,709,050
 21,600 Verity, Inc.........................................       357,480
    106 Versata, Inc........................................           212
                                                             -------------
                                                                31,866,256
                                                             -------------

Specialty Retail -- 8.8%
 56,100 Aaron Rents, Inc.*..................................     1,318,350
 25,100 Aeropostale, Inc....................................       860,930
 58,300 bebe stores, inc.+..................................     1,649,890
 95,900 Chico's FAS, Inc.+..................................     4,099,725
 63,400 Christopher & Banks Corp.*..........................     1,181,142
 83,600 Cost Plus, Inc.+....................................     3,238,664
 16,900 Electronics Boutique Holdings Corp.+................       459,849
 60,200 GameStop Corp.......................................     1,122,730
 20,400 Genesco Inc.+.......................................       410,448
 97,100 Guitar Center, Inc.+................................     3,528,614
117,500 Haverty Furniture Cos., Inc.*+......................     2,506,275
112,500 Hot Topic, Inc......................................     3,265,875
 31,000 Hughes Supply, Inc.*+...............................     1,477,150
 57,100 Linens 'n Things, Inc...............................     1,935,690
 70,200 Lithia Motors, Inc.*................................     1,936,116
 30,000 The Men's Wearhouse, Inc............................       783,900
138,448 Pacific Sunwear of California, Inc..................     3,318,599
 42,100 Rex Stores Corp.....................................       581,822
 65,315 Trans World Entertainment Corp.+....................       587,835
166,900 Tweeter Home Entertainment Group, Inc.+.............     1,840,907
109,400 Williams-Sonoma, Inc................................     3,499,706
 18,800 Zale Corp...........................................     1,075,172
                                                             -------------
                                                                40,679,389
                                                             -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Small Capitalization Growth Investments
----------------------------------------------------------------------------------------------------

   Shares                                  Security                                     Value
----------------------------------------------------------------------------------------------------

Textiles and Apparel -- 0.6%
      51,400 Oxford Industries, Inc.*+............................................. $   2,259,030
      25,000 Vans, Inc.+...........................................................       304,000
                                                                                    -------------
                                                                                        2,563,030
                                                                                    -------------

Wireless Telecommunication Services -- 0.3%
      29,400 EMS Technologies, Inc.+...............................................       699,132
      49,500 Wireless Facilities, Inc.+............................................       646,966
                                                                                    -------------
                                                                                        1,346,098
                                                                                    -------------
             TOTAL COMMON STOCK (Cost -- $342,696,095).............................   459,464,621
                                                                                    -------------

  Warrants
  --------
WARRANTS++ -- 0.0%
       5,615 TIMCO Aviation Services, Inc., Expires 2/28/07 (Cost -- $6)...........             6
                                                                                    -------------

    Face
   Amount
------------
CONVERTIBLE BONDS++ -- 0.0%
$      6,232 TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07+
              (Cost -- $456).......................................................             0
                                                                                    -------------
REPURCHASE AGREEMENT -- 1.0%
   4,807,000 UBS Warburg Securities Inc. dated 2/27/04, 1.000% due 3/1/04;
              Proceeds at maturity -- $4,807,401; (Fully collateralized by U.S.
              Treasury Bonds and Notes, 1.500% to 4.375% due 7/31/05 to
              2/15/09; Market value -- $4,903,140) (Cost -- $4,807,000)............     4,807,000
                                                                                    -------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $347,503,557**).................. $ 464,271,627
                                                                                    =============
LOANED SECURITIES COLLATERAL
 119,693,833 State Street Navigator Securities Lending Trust Prime Portfolio (Cost
             -- $119,693,833)...................................................... $ 119,693,833
                                                                                    =============

--------
*  Income producing security.
+  All or a portion of this security is on loan (See Note 8).
++ Security is valued in accordance with fair valuation procedures.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


International Equity Investments
---------------------------------------------------------------

 Shares                  Security                     Value
---------------------------------------------------------------
COMMON STOCK -- 98.3%

Australia -- 1.7%
  279,046 BHP Billiton Ltd. ..................... $   2,639,553
  143,400 Coca-Cola Amatil Ltd...................       729,120
  158,700 Commonwealth Bank of Australia+........     3,879,058
1,134,000 Qantas Airways Ltd.....................     3,246,020
                                                  -------------
                                                     10,493,751
                                                  -------------

Belgium -- 0.4%
  107,400 Fortis+................................     2,486,699
                                                  -------------

Bermuda -- 0.2%
   39,400 Axis Capital Holdings Ltd..............     1,202,094
                                                  -------------

Brazil -- 0.6%
   66,095 Banco Itau Holding Financeira S.A., ADR     3,139,512
   23,958 Petroleo Brasileiro S.A., ADR..........       747,490
                                                  -------------
                                                      3,887,002
                                                  -------------

Canada -- 0.3%
   37,300 Talisman Energy Inc.+..................     2,172,262
                                                  -------------

Channel Islands -- 1.5%
  329,500 Amdocs Ltd.*...........................     9,186,460
                                                  -------------

China -- 0.5%
3,935,000 People's Food Holdings Ltd.+...........     3,214,133
                                                  -------------

Finland -- 0.1%
   18,616 Nokia Oyj@.............................       405,808
                                                  -------------

France -- 11.8%
   35,192 Accor S.A.+............................     1,546,017
   46,800 Assurances Generales de France+........     3,010,294
  163,646 Aventis S.A............................    12,541,764
  167,000 Axa....................................     3,839,644
   61,988 Carrefour S.A..........................     3,358,678
  101,800 Club Mediterranee S.A.*+...............     4,246,722
   69,000 Compagnie de Saint-Gobain+.............     3,627,006
  111,651 France Telecom S.A.*+..................     3,079,646
   51,600 Lafarge S.A.+..........................     4,448,929
   26,297 Lagardere S.C.A.+......................     1,594,973
   20,797 L'Oreal SA+............................     1,711,603
   39,855 Pernod-Ricard S.A.+....................     4,896,575
   22,023 Pinault-Printemps-Redoute S.A.+........     2,381,051
   34,700 Renault S.A.+..........................     2,424,107
  343,000 Rhodia S.A.+...........................     1,463,729
   26,700 Societe BIC S.A.+......................     1,155,682
   90,006 Suez S.A.+.............................     2,001,099
   51,800 Technip S.A............................     7,218,057
   71,310 Thomson+...............................     1,354,759
   36,675 Total S.A..............................     6,707,489
   49,162 Vivendi Universal SA*+.................     1,409,850
                                                  -------------
                                                     74,017,674
                                                  -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
---------------------------------------------------------------------

 Shares                     Security                        Value
---------------------------------------------------------------------

Germany -- 9.9%
   17,071 Adidas-Salomon AG............................ $   1,922,118
   48,309 Allianz AG, Registered Shares+...............     6,025,988
   84,707 BASF AG......................................     4,510,613
   92,013 Bayerische Hypo- und Vereinsbank AG*+........     2,021,680
   93,567 Bayerische Motoren Werke (BMW) AG............     4,002,221
  183,500 Continental AG...............................     7,527,098
   86,191 Deutsche Boerse AG...........................     4,963,884
  166,220 Deutsche Telekom AG, Registered Shares*......     3,253,003
   46,700 E.On AG......................................     3,160,737
   96,400 Fresenius Medical Care AG+...................     6,469,348
  269,460 Kontron AG*+.................................     2,718,865
  119,956 Metro AG+....................................     5,374,247
   27,864 Rhoen-Klinikum AG............................     1,452,546
   30,155 Rhoen-Klinikum AG, Preferred Shares..........     1,500,693
   39,000 Schering AG..................................     1,933,110
   21,430 Siemens AG, Registered Shares................     1,654,385
   68,700 Volkswagen AG+...............................     3,230,882
                                                        -------------
                                                           61,721,418
                                                        -------------

Greece -- 0.6%
  149,200 Hellenic Telecommunications Organization S.A.     2,246,088
  155,600 Piraeus Bank S.A.............................     1,870,076
                                                        -------------
                                                            4,116,164
                                                        -------------

Hong Kong -- 3.9%
1,248,000 Cafe De Coral Holdings Ltd.+.................     1,210,436
  229,000 Cheung Kong (Holdings) Ltd...................     2,184,301
  687,400 China Mobile (Hong Kong) Ltd.+...............     2,419,583
5,302,000 Glorious Sun Enterprises Ltd.................     1,924,149
3,382,000 Hung Hing Printing Group Ltd.................     2,693,678
2,928,000 PCCW Ltd.*...................................     2,294,465
  262,000 Sun Hung Kai Properties Ltd..................     2,574,798
  251,000 Swire Pacific Ltd............................     1,773,441
  708,000 Techtronic Industries Co. Ltd................     2,346,569
2,796,000 TPV Technology Ltd...........................     1,688,167
1,100,600 Yue Yuen Industrial Holdings Ltd.+...........     3,181,211
                                                        -------------
                                                           24,290,798
                                                        -------------

Ireland -- 1.3%
  167,600 Allied Irish Banks PLC.......................     2,564,789
  159,700 CRH PLC......................................     3,338,003
  102,400 Irish Life & Permanent PLC...................     1,668,952
   20,400 Ryanair Holdings PLC, Sponsored ADR*+........       706,044
                                                        -------------
                                                            8,277,788
                                                        -------------

Israel -- 0.1%
   37,100 Orbotech, Ltd.*..............................       920,080
                                                        -------------

Italy -- 3.7%
  841,540 Banca Intesa S.p.A...........................     3,130,534
  125,900 Benetton Group S.p.A.+.......................     1,417,578
  415,243 Eni S.p.A.+..................................     8,147,166
  302,080 Fiat S.p.A.*+................................     2,333,921

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
---------------------------------------------------------------

 Shares                  Security                     Value
---------------------------------------------------------------

Italy -- 3.7% (continued)
  548,276 Mediaset S.p.A.+....................... $   6,309,770
  300,000 Telecom Italia Mobile S.p.A.+..........     1,698,264
                                                  -------------
                                                     23,037,233
                                                  -------------

Japan -- 18.4%
  156,000 Asahi Breweries, Ltd...................     1,532,366
  168,000 Bridgestone Corp.......................     2,480,743
  114,100 CANON INC..............................     5,567,382
  300,000 Daiwa Securities Group Inc.............     2,015,837
      504 Dentsu Inc.............................     2,560,718
      300 eAccess Ltd.*..........................     1,293,542
   69,000 Fuji Photo Film Co. Ltd................     2,153,980
  260,000 Fujirebio Inc.+........................     2,834,806
   57,100 Honda Motor Co. Ltd....................     2,488,177
   98,000 Kao Corp...............................     2,067,927
  312,000 Kirin Brewery Co. Ltd.+................     2,844,803
  109,000 Matsushita Electric Industrial Co. Ltd.     1,589,573
   63,500 Meitec Corp............................     2,243,878
      572 Millea Holdings, Inc...................     7,330,984
  412,000 Mitsubishi Estate Co. Ltd..............     4,797,583
      261 Mitsubishi Tokyo Financial Group, Inc..     2,007,049
   24,900 MURATA MANUFACTURING CO., LTD..........     1,383,650
  651,000 Nippon Express Co., Ltd................     3,569,817
  718,000 Nippon Shinpan Co., Ltd................     2,530,599
  484,000 Nippon Yusen Kabushiki Kaisha+.........     2,100,206
1,016,000 NIPPONKOA Insurance Co. Ltd.+..........     6,045,681
  262,800 Nomura Holdings, Inc...................     4,174,102
   32,200 Orix Corp..............................     2,962,512
   97,000 Ricoh Co. Ltd..........................     1,962,466
   14,910 Rohm Co. Ltd...........................     1,685,710
   68,000 SEVEN-ELEVEN JAPAN CO., LTD.+..........     2,147,663
  249,000 Sharp Corp.............................     4,130,434
   58,300 SHIMACHU CO., LTD.+....................     1,441,022
   34,600 Shin-Etsu Chemical Co. Ltd.............     1,346,180
  300,000 Sumitomo Chemical Co. Ltd..............     1,117,774
  192,400 Takeda Chemical Industries, Ltd........     7,926,031
   24,300 Takefuji Corp.+........................     1,739,607
   84,300 TDK Corp...............................     5,880,588
  113,800 Toyota Motor Corp......................     3,927,551
      502 UFJ Holdings, Inc......................     2,251,842
      970 Vodafone Holdings K.K..................     2,228,864
  116,900 YAMADA DENKI Co. Ltd.+.................     3,713,489
  291,000 The Yamaguchi Bank, Ltd................     2,608,038
   70,900 Yamanouchi Pharmaceutical Co. Ltd......     2,375,557
                                                  -------------
                                                    115,058,731
                                                  -------------

Malaysia -- 0.2%
  708,400 Commerce Asset-Holding Berhad..........       978,710
  170,900 Resorts World Berhad...................       508,203
                                                  -------------
                                                      1,486,913
                                                  -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
----------------------------------------------------------------------------------------

 Shares                               Security                                 Value
----------------------------------------------------------------------------------------

Mexico -- 1.2%
   95,600 Coca-Cola Femsa, S.A. de C.V., Sponsored ADR*+.................. $   2,273,368
  150,000 Telefonos de Mexico S.A. de C.V., Sponsored ADR, Class L Shares+     5,095,500
                                                                           -------------
                                                                               7,368,868
                                                                           -------------

Netherlands -- 5.6%
   97,400 ABN AMRO Holding NV.............................................     2,252,739
  104,129 Aegon NV........................................................     1,542,965
  192,000 Akzo Nobel NV...................................................     7,402,788
   10,700 Heineken Holding NV, Class A Shares.............................       390,852
  112,600 Heineken NV.....................................................     5,455,986
   74,227 Hunter Douglas NV...............................................     3,427,089
  101,700 ING Groep NV....................................................     2,490,110
   49,600 Royal Dutch Petroleum Co........................................     2,449,879
  118,915 TPG NV..........................................................     2,599,447
   71,249 Unilever NV+....................................................     5,172,401
   61,948 VNU NV..........................................................     2,020,843
                                                                           -------------
                                                                              35,205,099
                                                                           -------------

New Zealand -- 0.3%
  417,936 Telecom Corp. of New Zealand Ltd................................     1,640,420
                                                                           -------------

Norway -- 0.6%
   51,200 Norsk Hydro ASA.................................................     3,674,119
                                                                           -------------

Portugal -- 1.4%
  344,160 Banco Comercial Portugues, S.A, Class R Shares..................       869,218
   57,187 Brisa-Auto Estradas de Portugal, S.A............................       415,511
  298,238 EDP -- Electricidade de Portugal, S.A...........................       846,000
  535,693 Portugal Telecom, SGPS, S.A., Registered Shares.................     6,051,658
  298,145 Sonae, S.G.P.S., S.A.*..........................................       367,228
                                                                           -------------
                                                                               8,549,615
                                                                           -------------

Singapore -- 1.3%
  316,000 DBS Group Holdings Ltd..........................................     2,729,661
   67,000 Singapore Press Holdings Ltd....................................       732,305
1,484,000 Singapore Telecommunications Ltd.+..............................     2,031,861
  286,000 United Overseas Bank Ltd........................................     2,369,678
                                                                           -------------
                                                                               7,863,505
                                                                           -------------

South Korea -- 1.7%
  138,821 Kookmin Bank, Sponsored ADR+....................................     5,765,236
    6,185 Samsung Electronics Co. Ltd.....................................     2,860,267
   77,960 SK Telecom Co. Ltd., ADR+.......................................     1,949,780
                                                                           -------------
                                                                              10,575,283
                                                                           -------------

Spain -- 3.1%
   15,113 Acerinox, S.A.+.................................................       693,824
   56,443 ACS, Actividades de Construccion y Servicios, S.A...............     2,859,483
  199,282 Banco Bilbao Vizcaya Argentaria, S.A.+..........................     2,752,096
  240,000 Endesa, S.A.....................................................     4,702,885
  137,900 Repsol YPF, S.A.................................................     2,830,875
  336,734 Telefonica S.A.+................................................     5,475,643
                                                                           -------------
                                                                              19,314,806
                                                                           -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
-------------------------------------------------------------------------

 Shares                       Security                          Value
-------------------------------------------------------------------------

Sweden -- 2.2%
  506,700 Nordea Bank AB+.................................. $   3,519,337
   86,700 Sandvik AB+......................................     2,783,297
  218,354 Skandia Forsakrings AB...........................       966,961
  959,821 Telefonaktiebolaget LM Ericsson, Class B Shares*.     2,803,510
  112,700 Volvo AB, Class B Shares.........................     3,549,702
                                                            -------------
                                                               13,622,807
                                                            -------------

Switzerland -- 4.8%
   29,000 Ciba Specialty Chemicals AG, Registered Shares+..     2,088,110
  109,131 Compagnie Financiere Richemont AG, Class A Shares     2,907,920
  143,293 Credit Suisse Group+.............................     5,226,699
   54,400 Logitech International S.A., Registered Shares*..     2,617,780
   32,345 Nestle S.A., Registered Shares+..................     8,554,852
   79,787 Novartis AG, Registered Shares+..................     3,524,461
   17,911 Roche Holding AG.................................     1,852,472
   20,600 Zurich Financial Services AG.....................     3,382,915
                                                            -------------
                                                               30,155,209
                                                            -------------

Taiwan -- 0.5%
  108,800 Chunghwa Telecom Co. Ltd., ADR...................     1,788,672
   77,583 First Financial Holding Co., Ltd., GDR*++........     1,283,937
                                                            -------------
                                                                3,072,609
                                                            -------------

Thailand -- 0.1%
  150,600 Bangkok Bank Public Co. Ltd., Registered Shares*.       376,586
                                                            -------------

United Kingdom -- 19.8%
2,886,100 Aegis Group PLC..................................     5,781,225
  292,700 Allied Domecq PLC................................     2,460,892
  103,400 Anglo American PLC...............................     2,581,593
   33,672 AstraZeneca PLC..................................     1,597,500
  631,894 BAE SYSTEMS PLC..................................     2,234,910
  263,500 BOC Group PLC....................................     4,558,145
  250,000 Boots Group PLC..................................     3,450,862
  599,500 BP PLC...........................................     4,823,002
  291,718 British Sky Broadcasting Group PLC...............     3,910,116
  385,300 Cadbury Schweppes PLC............................     3,180,337
  807,000 Centrica PLC.....................................     3,218,044
  313,600 Diageo PLC.......................................     4,343,337
  375,825 GlaxoSmithKline PLC..............................     7,832,177
  149,481 HBOS PLC.........................................     2,030,006
  241,786 HSBC Holdings PLC................................     3,935,306
   80,825 Imperial Tobacco Group PLC.......................     1,741,487
   98,122 InterContinental Hotels Group PLC................       948,551
  964,046 International Power PLC*.........................     2,518,055
  188,400 Johnson Matthey PLC..............................     3,218,753
1,042,904 Kingfisher PLC...................................     5,806,740
  407,100 Lloyds TSB Group PLC.............................     3,388,659
  447,187 Marks & Spencer Group PLC........................     2,435,836
1,057,000 Michael Page International PLC...................     3,360,178
  548,000 Misys PLC........................................     2,312,584
  130,000 Next PLC.........................................     3,361,721
  185,800 Pearson PLC......................................     2,141,552

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Equity Investments
------------------------------------------------------------------------------

   Shares                       Security                          Value
------------------------------------------------------------------------------

United Kingdom -- 19.8% (continued)
     220,768 Reed Elsevier PLC............................... $   2,034,651
     759,100 Rexam PLC.......................................     6,392,760
     149,200 Rio Tinto PLC...................................     3,996,906
     252,200 Scottish Power PLC..............................     1,718,345
     533,100 Shire Pharmaceuticals Group PLC*................     5,418,620
     711,200 Tesco PLC.......................................     3,404,554
      22,471 TI Automotive Ltd., Class A Shares*@............         5,970
     145,000 Trinity Mirror PLC..............................     1,603,896
   3,511,360 Vodafone Group PLC..............................     8,763,566
     318,896 WPP Group PLC...................................     3,568,919
                                                              -------------
                                                                124,079,755
                                                              -------------

United States -- 0.5%
      71,200 Royal Caribbean Cruises Ltd.+...................     3,173,743
                                                              -------------
             TOTAL COMMON STOCK (Cost -- $460,658,592).......   614,647,432
                                                              -------------

    Face
   Amount
------------
REPURCHASE AGREEMENT -- 1.7%
$ 10,641,000 State Street Bank and Trust Co. dated 2/27/04,
              0.920% due 3/1/04; Proceeds at maturity --
              $10,641,816; (Fully collateralized by U.S.
              Treasury Bills and Bonds, 0.000% to 8.125% due
              6/10/04 to 2/15/21; Market value --
              $10,866,125) (Cost -- $10,641,000).............    10,641,000
                                                              -------------
             TOTAL INVESTMENTS -- 100.0% (Cost --
             $471,299,592**)................................. $ 625,288,432
                                                              =============
LOANED SECURITIES COLLATERAL
 122,630,488 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $122,630,488).......... $ 122,630,488
                                                              =============

--------
+  All or a portion of this security is on loan (See Note 8).
*  Non-income producing security.
@  Security is valued in accordance with fair valuation procedures.
++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   ADR -- American Depositary Receipt
   GDR -- Global Depositary Receipt

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Emerging Markets Equity Investments
---------------------------------------------------------------------------------------------------------

  Shares                                       Security                                         Value
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.1%

Austria -- 0.0%
        709 Erste Bank der oesterreichischen Sparkassen AG................................. $     101,909
                                                                                            -------------

Brazil -- 13.6%
      6,394 Aracruz Celulose S.A., Sponsored ADR...........................................       231,143
292,420,785 Banco Bradesco S.A., Preferred Shares (a)......................................     1,464,863
     17,923 Banco Bradesco S.A., Sponsored ADR.............................................       453,990
 24,173,397 Banco Itau Holding Financeira S.A., Preferred Shares...........................     2,322,288
 16,596,464 Brasil Telecom Participacoes S.A...............................................       101,931
      3,602 Brasil Telecom Participacoes S.A., ADR.........................................       137,308
 83,494,479 Brasil Telecom Participacoes S.A., Preferred Shares............................       635,985
 10,595,056 Braskem S.A., Preferred Class A Shares*........................................       279,917
  1,370,000 Caemi Mineracao e Metalurgica S.A., Preferred Shares*..........................       658,089
 13,176,500 Centrais Eletricas Brasileiras S.A.............................................       147,385
 24,343,000 Centrais Eletricas Brasileiras S.A., Preferred Class B Shares..................       288,157
 28,430,000 Companhia Brasileira de Distribuicao Grupo Pao de Acucar S.A., Preferred Shares       653,075
    500,000 Companhia de Bebidas das Americas..............................................       123,520
     50,877 Companhia de Bebidas das Americas, Preferred ADR...............................     1,368,591
  5,229,900 Companhia de Bebidas das Americas, Preferred Shares............................     1,397,870
 13,134,000 Companhia de Saneamento Basico do Estado de Sao Paulo..........................       689,034
 81,608,239 Companhia Energetica de Minas Gerais, Preferred Shares.........................     1,456,040
     15,242 Companhia Energetica de Minas Gerais, Sponsored ADR............................       269,479
 34,575,000 Companhia Paranaense de Energia-Copel, Preferred Class B Shares*...............       129,308
 10,725,400 Companhia Siderurgica Nacional S.A.............................................       684,483
      6,214 Companhia Siderurgica Nacional S.A., Sponsored ADR.............................       396,453
     78,260 Companhia Suzano de Papel e Celulose, Preferred Shares.........................       364,649
     14,929 Companhia Vale do Rio Doce, ADR................................................       864,389
     17,465 Companhia Vale do Rio Doce, Preferred Class A Shares...........................       874,898
     34,098 Companhia Vale do Rio Doce, Sponsored ADR......................................     1,696,376
     25,171 Gerdau S.A., Preferred Shares..................................................       538,052
      5,991 Gerdau S.A., Sponsored ADR.....................................................       129,466
    651,100 Itausa-Investimentos Itau S.A., Preferred Shares...............................       781,901
    413,500 Klabin SA, Preferred Shares....................................................       560,413
      8,518 Metalurgica Gerdau S.A., Preferred Shares......................................       208,968
    163,938 Petroleo Brasileiro S.A., ADR..................................................     4,847,367
     86,584 Petroleo Brasileiro S.A., Preferred Shares.....................................     2,436,057
151,000,000 Tele Celular Sul Participacoes S.A.............................................       134,188
      4,170 Tele Centro Oeste Celular Participacoes S.A., ADR..............................        42,409
 33,522,907 Tele Centro Oeste Celular Participacoes S.A., Preferred Shares.................       113,296
 49,993,423 Tele Norte Leste Participacoes S.A.............................................       574,637
     36,311 Tele Norte Leste Participacoes S.A., ADR.......................................       528,325
115,729,337 Tele Norte Leste Participacoes S.A., Preferred Shares..........................     1,699,508
     31,211 Telecomunicacoes Brasileiras S.A., Sponsored ADR...............................     1,019,039
        576 Telefonica Data Brasil Holding, Preferred Shares*..............................             0
144,299,592 Telemig Celular Participacoes S.A., Preferred Shares...........................       294,095
116,413,786 Telesp Celular Participacoes S.A., Preferred Shares*...........................       347,504
        576 Telesp-Telecomunicacoes de Sao Paulo S.A., Preferred Shares....................             9
  2,500,000 Unibanco-Uniao de Bancos Brasileiros S.A.......................................       114,085
     36,590 Unibanco-Uniao de Bancos Brasileiros S.A., GDR.................................       832,422
     67,200 Usinas Siderurgicas de Minas Gerais S.A., Preferred Class A Shares.............       766,649
      8,056 Votorantim Celulose e Papel S.A., Sponsored ADR................................       273,904
                                                                                            -------------
                                                                                               33,931,515
                                                                                            -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
------------------------------------------------------------------------------------------------

 Shares                                   Security                                     Value
------------------------------------------------------------------------------------------------

Chile -- 1.0%
   11,559 Banco Santander Chile S.A., ADR......................................... $     318,450
    6,677 Compania Cervecerias Unidas S.A., ADR...................................       162,585
   24,834 Compania de Telecomunicaciones de Chile S.A., Sponsored ADR.............       389,397
    3,345 Corpbanca S.A., ADR (b).................................................        90,726
    6,589 Distribucion y Servicio D&S S.A., ADR...................................       131,780
   19,563 Embotelladora Andina S.A., Class B Shares, ADR..........................       232,800
   26,452 Empresa Nacional de Electricidad S.A., Sponsored ADR*...................       350,754
   46,774 Enersis S.A., Sponsored ADR.............................................       335,370
   22,370 MASISA S.A., Sponsored ADR..............................................       286,336
    6,253 Sociedad Quimica y Minera de Chile S.A., Sponsored ADR..................       262,188
                                                                                   -------------
                                                                                       2,560,386
                                                                                   -------------

China -- 2.2%
  296,813 Aluminum Corp. of China Ltd.............................................       240,217
  108,700 Beijing Datang Power Generation Co. Ltd.................................        92,162
  126,500 BYD Co. Ltd.............................................................       419,267
   41,000 China International Marine Containers (Group) Co., Ltd., Class B Shares*        76,530
  358,000 China Life Insurance Co., Ltd.*.........................................       255,245
2,940,000 China Petroleum and Chemical Corp. Ltd..................................     1,236,913
  644,000 China Shipping Development Co. Ltd......................................       508,793
2,231,100 China Telecom Corp. Ltd.*...............................................       874,177
   25,500 Great Wall Automobile Holdings Co. Ltd.*................................        49,301
  222,000 Huadian Power International Corp. Ltd...................................        86,983
  104,000 Huaneng Power International, Inc........................................       195,727
  196,000 Jiangsu Expressway Co. Ltd..............................................       101,974
1,511,500 PetroChina Co. Ltd......................................................       810,672
  450,000 Shenzhen Dongjiang Environmental Co. Ltd................................        29,482
  268,000 Sinopec Beijing Yanhua Petrochemical Co. Ltd.*..........................       111,892
  304,000 Sinopec Shanghai Petrochemical Co. Ltd..................................       139,614
  140,000 Sinopec Zhenhai Refining and Chemical Co. Ltd...........................       153,771
   99,000 Zhejiang Southeast Electric Power Co., Ltd., Class B Shares.............        84,249
                                                                                   -------------
                                                                                       5,466,969
                                                                                   -------------

Czech Republic -- 0.3%
   36,549 CEZ A.S.................................................................       251,811
    1,520 Komercni Banka A.S......................................................       171,275
      275 Philip Morris CR A.S....................................................       188,517
   35,266 Unipetrol A.S.*.........................................................        89,509
                                                                                   -------------
                                                                                         701,112
                                                                                   -------------

Egypt -- 0.3%
   40,330 Commercial International Bank...........................................       148,301
   12,278 Egyptian Co.............................................................       157,703
        2 Medinet NASR for Housing & Development Co...............................             8
   28,713 Orascom Construction Industries.........................................       412,870
                                                                                   -------------
                                                                                         718,882
                                                                                   -------------

Hong Kong -- 2.1%
  126,000 Brilliance China Automotive Holdings Ltd................................        59,890
  354,000 China Merchants Holdings International Co. Ltd..........................       513,881
  847,000 China Mobile (Hong Kong) Ltd............................................     2,981,360
  370,000 China Resources Land Ltd.*..............................................        70,822
  113,000 CITIC International Financial Holdings Ltd..............................        60,243

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
--------------------------------------------------------------------------

 Shares                        Security                          Value
--------------------------------------------------------------------------

Hong Kong -- 2.1% (continued)
   68,500 CNOOC Ltd......................................... $     138,596
  242,000 Denway Motors Ltd.................................       281,348
  212,000 Digital China Holdings Ltd.*......................        83,745
  221,000 Far East Consortium International Ltd.............        52,238
  428,000 GZI Transport Ltd.................................       137,456
   50,000 Shanghai Industrial Holdings Ltd..................       131,354
  392,000 Shenzhen Investment Ltd...........................        66,976
  512,000 Tack Fat Group International Ltd..................        54,592
  734,800 Texwinca Holdings Ltd.............................       533,332
                                                             -------------
                                                                 5,165,833
                                                             -------------

Hungary -- 0.9%
    1,895 Gedeon Richter RT.................................       215,957
      168 Gedeon Richter RT., Sponsored GDR.................        19,109
  239,552 Magyar Tavkozlesi RT..............................       940,969
    9,502 MOL Magyar Olaj-es Gazipari RT....................       313,339
   42,548 OTP Bank RT.*.....................................       699,470
                                                             -------------
                                                                 2,188,844
                                                             -------------

India -- 4.0%
   32,370 Bajaj Auto Ltd., Sponsored GDR....................       704,048
   42,707 Dr. Reddy's Laboratories Ltd., ADR................     1,086,893
    5,600 Grasim Industries Ltd., GDR (b)...................       134,120
    8,855 Hindalco Industries Ltd., GDR (b).................       268,129
   14,060 ICICI Bank Ltd., Sponsored ADR....................       209,494
   16,676 Infosys Technologies Ltd., Sponsored ADR..........     1,401,284
   64,460 ITC Ltd., Registered Shares.......................     1,784,253
   15,420 Ranbaxy Laboratories Ltd., Sponsored GDR..........       340,782
   94,357 Reliance Industries Ltd., Sponsored GDR (b).......     2,768,434
    9,858 Satyam Computer Services Ltd., ADR................       202,286
   22,773 State Bank of India Ltd., Sponsored GDR...........       865,374
   22,689 Tata Motors Ltd., Sponsored GDR...................       256,386
                                                             -------------
                                                                10,021,483
                                                             -------------

Indonesia -- 1.9%
1,113,500 PT Aneka Tambang Tbk..............................       197,546
1,156,175 PT Astra International Tbk........................       738,420
  839,000 PT Bank Central Asia Tbk..........................       362,194
   65,100 PT Bank Danamon Indonesia Tbk.....................        21,366
1,209,000 PT Bank Mandiri...................................       200,189
  926,000 PT Bank Rakyat Indonesia*.........................       169,758
  727,420 PT Hanjaya Mandala Sampoerna Tbk..................       419,417
  111,500 PT Indonesian Satellite Corp. Tbk.................       240,671
   55,500 PT International Nickel Indonesia Tbk.............       295,387
1,673,000 PT Kalbe Farma Tbk................................        94,978
2,600,000 PT Tambang Batubara Bukit Asam Tbk................       246,008
1,986,898 PT Telekomunikasi Indonesia (a)...................     1,715,477
                                                             -------------
                                                                 4,701,411
                                                             -------------

Israel -- 1.0%
   76,150 Check Point Software Technologies Ltd.*...........     1,752,973
   10,526 Teva Pharmaceutical Industries Ltd., Sponsored ADR       684,190
                                                             -------------
                                                                 2,437,163
                                                             -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
----------------------------------------------------------------------------------------

 Shares                               Security                                 Value
----------------------------------------------------------------------------------------

Luxembourg -- 0.1%
    8,780 Tenaris S.A., ADR*.............................................. $     304,227
                                                                           -------------

Malaysia -- 3.1%
  115,000 AMMB Holdings Berhad............................................       123,474
   91,000 Commerce Asset-Holding Berhad...................................       125,724
   87,000 DRB-Hicom Berhad................................................        54,032
  755,500 Gamuda Berhad...................................................     1,272,421
  181,800 Genting Berhad..................................................       909,000
   37,000 Hong Leong Bank Berhad..........................................        56,474
   42,000 IOI Corp. Berhad................................................       103,895
  427,400 Malayan Banking Berhad..........................................     1,282,200
   29,000 Malaysia International Shipping Corp. Berhad....................        99,211
   42,000 Maxis Communications Berhad (a).................................        95,605
  128,000 PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad........        81,853
  968,100 Public Bank Berhad..............................................       881,481
   43,000 Puncak Niaga Holdings Berhad*...................................        41,868
  257,300 Resorts World Berhad............................................       765,129
  271,900 Tanjong PLC.....................................................       887,253
   49,000 Telekom Malaysia Berhad.........................................       130,237
  485,733 UMW Holdings Berhad.............................................       766,947
                                                                           -------------
                                                                               7,676,804
                                                                           -------------

Mexico -- 8.3%
   86,800 Alfa, S.A., Series A Shares.....................................       321,772
2,581,990 America Movil S.A. de C.V., Series L Shares.....................     4,603,693
   28,738 America Movil S.A. de C.V., Series L Shares, ADR................     1,024,797
   54,171 Cemex S.A. de C.V., Participation Certificate, Sponsored ADR....     1,562,833
  118,041 Cemex S.A. de C.V., Series CPO..................................       693,731
   16,050 Coca-Cola Femsa, S.A. de C.V., Sponsored ADR*...................       381,669
   51,800 Consorcio ARA, S.A. de C.V.*....................................       159,241
  201,500 Controladora Comercial Mexicana S.A. de C.V.....................       267,816
   35,176 Corporacion GEO, S.A. de C.V., Series B Shares*.................       251,893
  989,100 Empresas ICA Sociedad Controladora S.A. de C.V.*................       317,478
    7,534 Fomento Economico Mexicano, S.A. de C.V., Sponsored ADR.........       339,030
   10,700 Grupo Aeroportuario del Sureste S.A. de C.V., ADR...............       234,865
  111,300 Grupo Aeroportuario del Sureste S.A. de C.V., Series B Shares...       247,557
   70,000 Grupo Carso S.A. de C.V., Series A1 Shares......................       298,797
  123,829 Grupo Financiero Banorte S.A. de C.V., Series O Shares..........       452,883
  103,303 Grupo Financiero Inbursa, S.A. de C.V., Series O Shares.........       127,027
   88,000 Grupo Mexico S.A. de C.V., Series B Shares*.....................       337,996
   73,600 Grupo Modelo, S.A. de C.V., Series C Shares.....................       196,976
   48,390 Grupo Televisa S.A., Sponsored ADR..............................     2,137,386
   29,504 Hylsamex S.A. de C.V., Participation Certificate*...............        23,876
1,693,345 Telefonos de Mexico S.A. de C.V., Series L Shares...............     2,863,070
   46,674 Telefonos de Mexico S.A. de C.V., Series L Shares, Sponsored ADR     1,585,516
   48,500 TV Azteca, S.A. de C.V., Sponsored ADR..........................       437,955
  137,525 Wal-Mart de Mexico S.A. de C.V., Series C Shares................       423,766
  401,200 Wal-Mart de Mexico S.A. de C.V., Series V Shares................     1,229,718
    4,434 Wal-Mart de Mexico S.A. de C.V., Series V Shares, ADR...........       136,252
                                                                           -------------
                                                                              20,657,593
                                                                           -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-------------------------------------------------------------------------

 Shares                       Security                          Value
-------------------------------------------------------------------------

Poland -- 0.7%
   23,870 KGHM Polska Miedz S.A.*.......................... $     193,937
   25,895 Polski Koncern Naftowy Orlen S.A.................       187,965
   14,514 Polski Koncern Naftowy Orlen S.A., GDR...........       208,711
   75,245 Telekomunikacja Polska S.A.......................       316,212
  195,759 Telekomunikacja Polska S.A., GDR.................       828,061
                                                            -------------
                                                                1,734,886
                                                            -------------

Russia -- 5.8%
    9,730 AO VimpelCom, Sponsored ADR*.....................       825,980
    2,248 Cherepovets MK Severstal.........................       391,152
   35,962 Gazprom, Registered Shares, Sponsored ADR........     1,156,179
   39,634 LUKOIL, Sponsored ADR............................     4,442,971
   25,546 Mining and Metallurgical Co. Norilsk Nickel, ADR.     1,788,220
    5,698 Mobile Telesystems, Sponsored ADR................       611,111
   16,116 RAO Unified Energy System, Registered Shares, GDR       512,489
      225 Sberbank RF......................................        77,625
   11,773 Surgutneftegaz, Preferred Shares, Sponsored ADR..       529,785
   47,740 Surgutneftegaz, Sponsored ADR....................     1,557,279
    5,550 Tatneft, Sponsored ADR...........................       146,354
      530 Transneft, Preferred Shares......................       480,180
   58,563 VolgaTelecom.....................................       180,960
   33,104 YUKOS, ADR.......................................     1,678,373
                                                            -------------
                                                               14,378,658
                                                            -------------

South Africa -- 4.9%
  139,486 ABSA Group Ltd...................................       983,762
  166,903 African Bank Investments Ltd.....................       273,545
  129,600 Alexander Forbes Ltd.............................       253,519
    5,892 AngloGold Ltd....................................       250,985
   37,000 Barloworld Ltd...................................       378,099
    2,575 BidBEE Ltd.*.....................................        14,501
   15,599 Bidvest Group Ltd................................       117,537
1,437,808 FirstRand Ltd....................................     1,976,413
   36,164 Gold Fields Ltd..................................       447,946
    6,355 Impala Platinum Holdings Ltd.....................       529,895
   13,800 Imperial Holdings Ltd............................       145,919
   44,104 JD Group Ltd.....................................       276,479
   20,600 Kumba Resources Ltd..............................       130,382
   35,800 Liberty Group Ltd................................       297,428
  140,399 MTN Group Ltd.*..................................       630,938
   85,119 Naspers Ltd., Class N Shares.....................       533,593
   46,321 Pick'n Pay Stores Ltd............................       123,148
   13,800 Remgro Ltd.......................................       152,694
  233,200 Sanlam Ltd.......................................       322,318
   90,478 Sappi Ltd........................................     1,243,849
   44,097 Sasol Ltd........................................       664,776
  226,242 Standard Bank Group Ltd..........................     1,377,253
  492,400 Steinhoff International Holdings Ltd.............       659,003
   22,500 Telkom South Africa Ltd..........................       228,565
    8,984 Tiger Brands Ltd.................................       112,230
  131,328 Truworths International Ltd......................       188,459
                                                            -------------
                                                               12,313,236
                                                            -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
-----------------------------------------------------------------------

 Shares                      Security                         Value
-----------------------------------------------------------------------

South Korea -- 19.5%
    3,370 Amorepacific Corp.............................. $     486,126
   54,600 Asiana Airlines*...............................       119,068
    6,270 CJ Corp........................................       363,910
   63,661 Daeduck Electronics Co., Ltd.*.................       718,448
   11,140 Daelim Industrial Co., Ltd.....................       374,327
   35,460 Hanaro Telecom Inc.*...........................        99,444
   16,150 Hanjin Shipping Co., Ltd.......................       287,781
   19,380 Hanwha Chemical Corp...........................       187,469
   28,496 Hyosung Corp...................................       261,143
   13,344 Hyundai Department Store Co., Ltd..............       384,977
   12,110 Hyundai Mobis..................................       544,616
   56,185 Hyundai Motor Co., Ltd.........................     2,383,750
   32,400 Kia Motors Corp................................       299,669
   84,058 Kookmin Bank*..................................     3,502,119
   53,500 Korea Electric Power (KEPCO) Corp..............       939,711
   29,316 Korean Air Co., Ltd.*..........................       425,374
   12,600 KT Corp........................................       465,083
   56,443 KT Corp., Sponsored ADR........................     1,073,546
   29,631 LG Chem Ltd....................................     1,445,721
   43,759 LG Electronics Inc.............................     2,458,079
   28,870 LG Electronics Inc., Preferred Shares..........       756,965
   13,580 LG Investment & Securities Co., Ltd............       114,425
    9,890 LG Petrochemical Co., Ltd......................       245,047
    3,820 ORION Corp.....................................       212,312
   18,350 Poongsan Corp..................................       177,505
   26,130 POSCO..........................................     3,835,800
   73,630 Samsung Corp...................................       724,742
    9,090 Samsung Electro-Mechanics Co., Ltd.*...........       338,609
   40,984 Samsung Electronics Co., Ltd. (a)..............    18,953,144
    6,270 Samsung Electronics Co., Ltd., Preferred Shares     1,734,425
    5,865 Samsung Fire & Marine Insurance Co., Ltd.......       376,733
   88,990 Samsung Heavy Industries Co., Ltd..............       411,536
    8,330 Samsung SDI Co., Ltd...........................     1,152,134
   36,920 Shinhan Financial Group Co., Ltd...............       678,250
   10,170 SK Telecom Co., Ltd. (a).......................     2,053,848
                                                          -------------
                                                             48,585,836
                                                          -------------

Taiwan -- 14.9%
  269,000 Acer Inc.......................................       424,737
   68,000 Advanced Semiconductor Engineering Inc.*.......        76,896
  249,697 Asustek Computer Inc...........................       657,097
  385,000 AU Optronics Corp.*............................       642,632
  409,336 Benq Corp......................................       565,068
  759,691 Cathay Financial Holding Co., Ltd..............     1,496,534
  322,000 Cathay Real Estate Development Co., Ltd.*......       195,621
  955,326 China Development Financial Holding Corp.......       534,408
   88,000 China Motor Corp., Ltd.........................       177,323
  666,610 China Steel Corp...............................       681,646
1,839,718 Chinatrust Financial Holding Co. Ltd...........     2,202,129
  212,000 Chunghwa Telecom Co., Ltd......................       347,489
1,312,602 Compal Electronics Inc.........................     1,776,454
  283,000 CTCI Corp......................................       238,316
  325,865 Delta Electronics Inc..........................       441,020

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
------------------------------------------------------------------------------------

 Shares                             Security                               Value
------------------------------------------------------------------------------------

Taiwan -- 14.9% (continued)
1,224,399 EVA Airways Corp............................................ $     673,880
  140,283 Evergreen Marine Corp.......................................       153,573
  697,000 Far Eastern Department Stores Ltd.*.........................       379,419
1,801,850 Far Eastern Textile Ltd.....................................     1,300,583
1,037,000 First Financial Holding Co., Ltd.*..........................       860,788
  284,725 Formosa Chemicals & Fibre Corp..............................       453,847
1,214,160 Formosa Plastics Corp.......................................     1,971,869
  676,000 Fubon Financial Holding Co., Ltd............................       721,744
  452,043 Hon Hai Precision Industry Co., Ltd.........................     2,012,101
   17,560 Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR       171,210
   83,000 Kaulin Manufacturing Co., Ltd...............................       141,038
  305,120 Lite-On Technology Corp.....................................       376,238
   50,300 MediaTek Inc................................................       571,832
2,721,440 Mega Financial Holding Co., Ltd.............................     1,988,902
1,525,395 Nan Ya Plastics Corp........................................     2,069,032
  196,000 Nien Hsing Textile Co., Ltd.................................       203,368
      691 Pacific Electric Wire & Cable Co., Ltd.*+...................             0
1,860,000 Powerchip Semiconductor Corp.*..............................     1,398,496
  402,000 Premier Image Technology Corp...............................       677,053
  170,000 President Chain Store Corp..................................       342,556
  503,938 Quanta Computer Inc.........................................     1,280,685
  373,000 Sunplus Technology Co., Ltd.................................       841,353
  519,600 Taiwan Cellular Corp........................................       503,192
2,272,551 Taiwan Semiconductor Manufacturing Co. Ltd. (a)*............     4,340,060
  140,000 Test-Rite International Co., Ltd............................        90,526
1,716,080 United Microelectronics Corp.*..............................     1,568,987
  241,000 Wan Hai Lines Ltd...........................................       251,510
1,749,000 Yageo Corp.*................................................       941,567
  336,578 Yuanta Core Pacific Securities Co...........................       299,630
                                                                       -------------
                                                                          37,042,409
                                                                       -------------

Thailand -- 4.8%
  375,550 Advanced Info Service Public Co. Ltd........................       812,362
  977,900 Bangkok Bank Public Co. Ltd.*...............................     2,429,033
  311,600 Bank of Ayudhya Public Co. Ltd.*............................        89,606
   82,600 Banpu Public Co. Ltd........................................       294,287
  694,000 BEC World Public Co. Ltd....................................       344,395
  122,300 Italian-Thai Development Public Co. Ltd.*...................       333,022
  860,500 Kasikornbank Public Co. Ltd.*...............................     1,116,821
  247,100 Kiatnakin Finance Public Co. Ltd............................       284,547
  127,500 PTT Exploration and Production Public Co. Ltd...............       843,619
  134,700 PTT Public Co. Ltd..........................................       551,895
  887,500 Regional Container Line Public Co. Ltd......................       438,160
1,309,722 Seamico Securities Public Co. Ltd...........................       399,966
  294,500 Shin Corp. Public Co. Ltd...................................       272,616
  292,800 The Siam Cement Public Co. Ltd..............................     1,974,304
  256,400 Siam Commercial Bank Public Co. Ltd.........................       306,675
  678,500 Thai Airways International Public Co. Ltd...................     1,036,010
  390,500 Thoresen Thai Agencies Public Co. Ltd.......................       437,257
  136,500 Univanich Palm Oil Public Co. Ltd...........................       101,606
                                                                       -------------
                                                                          12,066,181
                                                                       -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
---------------------------------------------------------------------------------------------------------------

  Shares                                               Security                                       Value
---------------------------------------------------------------------------------------------------------------

Turkey -- 4.1%
27,911,915           Akbank T.A.S................................................................ $   1,462,955
 4,492,250           Aksigorta A.S...............................................................       155,840
    36,700           Aktas Elektrik Ticaret A.S.*+...............................................             0
 2,237,214           Anadolu Efes Biracilik ve Malt Sanayii A.S..................................       318,879
        31           Beko Elektronik A.S.*.......................................................             2
30,764,720           Dogan Sirketler Grubu Holding A.S.*.........................................       719,236
 8,363,900           Dogan Yayin Holding A.S.*...................................................       316,958
 1,146,400           Eregli Demir ve Celik Fabrikalari T.A.S.*...................................       358,790
 2,943,500           Ford Otomotiv Sanayi A.S.*..................................................       203,115
31,847,205           Haci Omer Sabanci Holding A.S...............................................     1,501,094
 4,929,500           Hurriyet Gazetecilik ve Matbaacilik A.S.*...................................       172,867
 5,733,811           Koc Holding A.S.*...........................................................       319,986
 1,504,400           Tupras-Turkiye Petrol Rafinerileri A.S......................................       124,799
 9,120,731           Turkcell Iletisim Hizmetleri A.S.*..........................................     1,134,933
12,345,600           Turkiye Garanti Bankasi A.S.*...............................................       444,572
57,671,663           Turkiye Is Bankasi, Class C Shares*.........................................     2,609,578
 5,897,200           Vestel Elektronik Sanayi ve Ticaret A.S.*...................................       251,276
10,865,138           Yapi ve Kredi Bankasi A.S.*.................................................       243,769
                                                                                                  -------------
                                                                                                     10,338,649
                                                                                                  -------------

United Kingdom -- 3.6%
   349,201           Anglo American PLC..........................................................     8,775,257
   114,200           Old Mutual PLC..............................................................       202,866
                                                                                                  -------------
                                                                                                      8,978,123
                                                                                                  -------------

United States -- 1.0%
    29,547           The India Fund, Inc.........................................................       726,265
    27,100           Morgan Stanley India Investment Fund, Inc...................................       654,465
    34,600           UTStarcom, Inc.*............................................................     1,146,333
                                                                                                  -------------
                                                                                                      2,527,063
                                                                                                  -------------
                     TOTAL COMMON STOCK
                     (Cost -- $163,447,444)......................................................   244,599,172
                                                                                                  -------------

   Face
  Amount   Rating(c)
---------- ---------
CORPORATE NOTES -- 0.2%
  $600,000    AAA    General Electric Capital Corp., Notes, 1.220% due 4/22/04 (Cost -- $600,836)       600,201
                                                                                                  -------------

 Rights/
 Warrants
----------
RIGHTS AND WARRANTS*+ -- 0.0%
   327,431           Seamico Securities Public Co. Ltd., Expire 11/21/07.........................        48,329
   212,960           Tele Centro Oeste Celular Participacoes S.A., Expire 3/15/04................             0
                                                                                                  -------------
                     TOTAL RIGHTS AND WARRANTS
                     (Cost -- $0)................................................................        48,329
                                                                                                  -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Emerging Markets Equity Investments
---------------------------------------------------------------------------

   Face
  Amount                        Security                          Value
---------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
$4,201,000   State Street Bank and Trust Co. dated 2/27/04,
              0.920% due 3/1/04; Proceeds at maturity --
              $4,201,322; (Fully collateralized by U.S.
              Treasury Notes and Bonds, 1.875% to 8.875% due
              12/31/05 to 2/15/19; Market value --
              $4,291,259) (Cost -- $4,201,000)............... $   4,201,000
                                                              -------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $168,249,280**)........................ $ 249,448,702
                                                              =============

--------
(a) All or a portion of this security is segregated for open forward foreign currency contracts.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(c) Rating is by Standard & Poor's Ratings Service.
*  Non-income producing security.
+  Security is valued in accordance with fair valuation procedures.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   ADR -- American Depositary Receipt
   GDR -- Global Depositary Receipt

   Rating used in this schedule:
  AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
        Poor's Ratings Service to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Fixed Income Investments
-----------------------------------------------------------------------------------------------------------------

     Face
    Amount+                                           Security                                          Value
-----------------------------------------------------------------------------------------------------------------
BONDS -- 97.5%

Australia -- 5.0%
  6,870,000      Australia Government Bond, 6.500% due 5/15/13..................................... $   5,654,913
                                                                                                    -------------

Austria -- 12.6%
850,000,000/JPY/ Oesterreichische Kontrollbank AG, 1.800% due 3/22/10..............................     8,328,809
610,000,000/JPY/ Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600% due 2/15/11     5,874,953
                                                                                                    -------------
                                                                                                       14,203,762
                                                                                                    -------------

Belgium -- 2.7%
  2,200,000      Belgium Kingdom, 5.750% due 3/28/08*..............................................     3,022,064
                                                                                                    -------------

Cayman Islands -- 0.6%
    500,000/EUR/ Hutchison Whampoa Finance C.I. Ltd., 5.875% due 7/8/13............................       645,993
                                                                                                    -------------

France -- 4.3%
                 France Government Bond O.A.T.:
    190,000        6.000% due 10/25/25.............................................................       275,818
  3,300,000        Principal Strip, zero coupon due 10/25/25.......................................     1,396,744
    320,000/GBP/ France Telecom, 8.250% due 3/14/11................................................       668,009
  2,000,000      French Treasury Note, 3.500% due 7/12/04..........................................     2,502,216
                                                                                                    -------------
                                                                                                        4,842,787
                                                                                                    -------------

Germany -- 15.8%
                 Bundesobligation:
  7,300,000        4.250% due 2/18/05..............................................................     9,278,650
    500,000        5.000% due 8/19/05..............................................................       647,735
                 Deutsche Bundesrepublik:
  2,820,000        4.750% due 7/4/08...............................................................     3,746,027
    300,000        5.250% due 1/4/11...............................................................       409,338
  2,240,000        5.000% due 1/4/12...............................................................     3,008,453
    500,000        5.625% due 1/4/28*..............................................................       692,058
                                                                                                    -------------
                                                                                                       17,782,261
                                                                                                    -------------

Greece -- 7.9%
                 Hellenic Republic Government Bond:
  4,900,000/EUR/   4.650% due 4/19/07..............................................................     6,442,537
  1,400,000/EUR/   6.300% due 1/29/09..............................................................     1,975,137
    370,000/EUR/ Public Power Corp., 4.500% due 3/12/09............................................       473,800
                                                                                                    -------------
                                                                                                        8,891,474
                                                                                                    -------------

Hungary -- 2.1%
                 Hungary Government Bond:
378,400,000        6.250% due 6/12/08..............................................................     1,607,557
162,500,000        7.000% due 6/24/09..............................................................       714,550
                                                                                                    -------------
                                                                                                        2,322,107
                                                                                                    -------------

Iceland -- 5.7%
480,000,000      Housing Finance Fund, 2.700% due 1/1/20...........................................     6,458,314
                                                                                                    -------------

Italy -- 4.6%
  3,400,000      Buoni Poliennali Del Tes, 4.750% due 3/15/06......................................     4,433,576
    520,000      Telecom Italia S.p.A., 6.250% due 2/1/12..........................................       709,260
                                                                                                    -------------
                                                                                                        5,142,836
                                                                                                    -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Fixed Income Investments
--------------------------------------------------------------------------------------

     Face
    Amount+                             Security                             Value
--------------------------------------------------------------------------------------

Japan -- 2.3%
269,000,000      Development Bank of Japan, 1.400% due 6/20/12.......... $   2,531,533
                                                                         -------------

Luxembourg -- 0.6%
    500,000      Hannover Finance Luxembourg S.A., 6.250% due 3/14/31...       662,572
                                                                         -------------

Netherlands -- 5.9%
  4,800,000      Netherlands Government Bond, 7.750% due 3/1/05.........     6,305,747
    280,000      TPSA Eurofinance BV, 6.625% due 3/1/06.................       372,712
                                                                         -------------
                                                                             6,678,459
                                                                         -------------

New Zealand -- 3.6%
                 New Zealand Government Bond:
  2,600,000        6.500% due 4/15/13...................................     1,858,639
  3,200,000        6.000% due 4/15/15...................................     2,206,846
                                                                         -------------
                                                                             4,065,485
                                                                         -------------

Poland -- 3.5%
                 Poland Government Bond:
  2,200,000        8.500% due 5/12/07...................................       591,142
 14,100,000        Zero coupon due 8/12/05..............................     3,297,769
                                                                         -------------
                                                                             3,888,911
                                                                         -------------

South Africa -- 2.1%
 15,200,000      Republic of South Africa, 10.000% due 2/28/08..........     2,350,799
                                                                         -------------

Supranational -- 5.5%
                 International Bank for Reconstruction & Development:
560,000,000/JPY/   2.000% due 2/18/08...................................     5,480,551
  2,200,000/BRL/   Zero coupon due 4/4/05...............................       652,716
                                                                         -------------
                                                                             6,133,267
                                                                         -------------

Sweden -- 1.4%
 10,500,000      Sweden Government Bond, 5.500% due 10/8/12.............     1,529,557
                                                                         -------------

United Kingdom -- 5.1%
  3,020,000      United Kingdom Gilt, 5.000% due 9/7/14.................     5,735,041
                                                                         -------------

United States -- 6.2%
560,000,000/JPY/ Fannie Mae, 2.125% due 10/9/07.........................     5,461,583
    670,000/EUR/ GMAC Swift Trust 1999-1, 5.000% due 1/18/05............       852,627
    540,000/EUR/ Pemex Project Funding Master Trust, 6.250% due 8/5/13++       693,759
                                                                         -------------
                                                                             7,007,969
                                                                         -------------
                 TOTAL BONDS
                 (Cost -- $100,912,531).................................   109,550,104
                                                                         -------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

International Fixed Income Investments
---------------------------------------------------------------------------

   Face
  Amount                       Security                           Value
---------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
$2,832,000 State Street Bank and Trust Co. dated 2/27/04,
            0.920% due 3/1/04; Proceeds at maturity --
            $2,832,217; (Fully collateralized by U.S.
            Treasury Bonds, 8.875% due 2/15/19; Market value
            -- $2,893,363) (Cost -- $2,832,000).............. $   2,832,000
                                                              -------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $103,744,531**).......................... $ 112,382,104
                                                              =============

--------
+  Face amount represents local currency unless otherwise indicated.
++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
* All or a portion of this security is segregated for open forward foreign currency contracts.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Currency abbreviations used in this schedule:

                             BRL --  Brazilian Real
                             EUR --  Euro
                             GBP --  British Pound
                             JPY --  Japanese Yen

                      See Notes to Financial Statements.

          Statements of Assets and Liabilities
          February 29, 2004 (unaudited)

                                                                                                                 Small
                                                                                                             Capitalization
                                                                                                              Value Equity
                                                                                                              Investments
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................................................................  $351,569,144
  Loaned securities collateral, at cost (Note 8)............................................................    66,099,583
  Foreign currency, at cost.................................................................................            --
                                                                                                              ============
  Investments, at value.....................................................................................  $464,726,815
  Loaned securities collateral, at value (Note 8)...........................................................    66,099,583
  Foreign currency, at value ...............................................................................            --
  Cash......................................................................................................         3,081
  Receivable for securities sold............................................................................     4,035,777
  Dividends and interest receivable ........................................................................       585,705
  Receivable for Fund shares sold ..........................................................................       761,628
  Receivable for open forward foreign currency contracts (Note 6)...........................................            --
  Receivable for open index swap contract (Note 9) .........................................................            --
  Other receivables ........................................................................................            --
                                                                                                              ------------
  Total Assets..............................................................................................   536,212,589
                                                                                                              ------------
LIABILITIES:
  Payable for loaned securities collateral (Note 8) ........................................................    66,099,583
  Payable for securities purchased .........................................................................       700,783
  Payable for Fund shares reacquired........................................................................       828,876
  Management fees payable ..................................................................................       277,370
  Administration fees payable...............................................................................        72,066
  Bank overdraft............................................................................................            --
  Dividends payable.........................................................................................            --
  Payable for open forward foreign currency contracts (Note 6) .............................................            --
  Other liabilities.........................................................................................            --
  Accrued expenses..........................................................................................       205,363
                                                                                                              ------------
  Total Liabilities.........................................................................................    68,184,041
                                                                                                              ------------
Total Net Assets............................................................................................  $468,028,548
                                                                                                              ============
NET ASSETS:
  Par value of shares of beneficial interest................................................................  $     30,956
  Capital paid in excess of par value.......................................................................   341,638,620
  Undistributed (overdistributed) net investment income.....................................................     1,345,346
  Accumulated net investment loss...........................................................................            --
  Accumulated net realized gain (loss) from investment transactions, futures contracts and swap contracts ..    11,855,955
  Net unrealized appreciation of investments, futures contracts, foreign currencies and swap contracts .....   113,157,671
                                                                                                              ------------
Total Net Assets............................................................................................  $468,028,548
                                                                                                              ============
Shares Outstanding (par value of $0.001 per share, Note 10) ................................................    30,955,673
                                                                                                              ============
Net Asset Value.............................................................................................        $15.12
                                                                                                              ============

                      See Notes to Financial Statements.

               Small                       Emerging
           Capitalization International     Markets     International
               Growth        Equity         Equity      Fixed Income
            Investments    Investments    Investments    Investments
           ----------------------------------------------------------
           $ 347,503,557  $ 471,299,592  $ 168,249,280  $103,744,531
             119,693,833    122,630,488             --            --
                      --        116,763      1,092,373     1,422,225
           =============  =============  =============  ============
           $ 464,271,627  $ 625,288,432  $ 249,448,702  $112,382,104
             119,693,833    122,630,488             --            --
                      --        116,380      1,090,418     1,413,016
                      --          1,835         17,318            87
              15,960,508      7,356,656      1,945,269     3,475,677
                  66,307      1,056,628      1,130,152     1,972,408
                 614,013      1,219,338        564,921       226,385
                      --          5,877        293,129       970,210
                      --             --        210,911            --
                      --             --             --         2,593
           -------------  -------------  -------------  ------------
             600,606,288    757,675,634    254,700,820   120,442,480
           -------------  -------------  -------------  ------------
             119,693,833    122,630,488             --            --
                 533,041     10,060,226      2,090,652     4,067,252
               1,482,613        641,961        411,189       121,530
                 314,964        320,399        173,899        44,657
                  78,775         96,915         38,763        17,863
               7,704,788             --             --            --
                      --             --             --        15,535
                      --         34,667         82,467     1,379,726
                      --         33,166        544,976            --
                 317,703        360,489        342,939       101,187
           -------------  -------------  -------------  ------------
             130,125,717    134,178,311      3,684,885     5,747,750
           -------------  -------------  -------------  ------------
           $ 470,480,571  $ 623,497,323  $ 251,015,935  $114,694,730
           =============  =============  =============  ============
           $      34,804  $      66,019  $      30,352  $     13,912
             766,115,581    798,579,263    316,454,108   109,491,694
                      --             --             --    (6,025,183)
              (2,010,192)    (5,683,574)      (515,565)           --
            (410,427,692)  (323,469,446)  (146,035,121)    2,943,684
             116,768,070    154,005,061     81,082,161     8,270,623
           -------------  -------------  -------------  ------------
           $ 470,480,571  $ 623,497,323  $ 251,015,935  $114,694,730
           =============  =============  =============  ============
              34,804,225     66,018,948     30,352,489    13,912,172
           =============  =============  =============  ============
                  $13.52          $9.44          $8.27         $8.24
           =============  =============  =============  ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended February 29, 2004 (unaudited)

                                                                                      Small
                                                                                  Capitalization
                                                                                   Value Equity
                                                                                   Investments
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends......................................................................  $ 3,558,908
  Interest.......................................................................      107,538
  Less: Foreign withholding tax .................................................       (3,146)
                                                                                   -----------
  Total Investment Income........................................................    3,663,300
                                                                                   -----------
EXPENSES:
  Management fees (Note 2) ......................................................    1,701,949
  Administration fees (Note 2) ..................................................      441,636
  Transfer agency services ......................................................      357,018
  Audit and legal................................................................       16,904
  Shareholder communications.....................................................       15,956
  Custody........................................................................       15,935
  Registration fees..............................................................        9,972
  Trustees' fees.................................................................        6,724
  Interest expense (Note 3)......................................................           --
  Other .........................................................................        3,987
                                                                                   -----------
  Total Expenses.................................................................    2,570,081
                                                                                   -----------
Net Investment Income (Loss).....................................................    1,093,219
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
FOREIGN CURRENCIES AND SWAP CONTRACTS (NOTES 3, 4, 6 AND 9):
  Realized Gain (Loss) From:
   Investment transactions.......................................................   30,264,117
   Futures contracts.............................................................           --
   Swap contracts................................................................           --
   Foreign currency transactions ................................................           --
                                                                                   -----------
  Net Realized Gain..............................................................   30,264,117
                                                                                   -----------
  Change in Net Unrealized Appreciation From:
   Investments...................................................................   63,095,337
   Futures contracts.............................................................           --
   Swap contracts................................................................           --
   Foreign currencies............................................................           --
                                                                                   -----------
  Increase in Net Unrealized Appreciation........................................   63,095,337
                                                                                   -----------
Net Gain on Investments, Futures Contracts, Foreign Currencies and Swap Contracts   93,359,454
                                                                                   -----------
Increase in Net Assets From Operations...........................................  $94,452,673
                                                                                   ===========

                      See Notes to Financial Statements.

                Small                     Emerging    International
            Capitalization International   Markets        Fixed
                Growth        Equity       Equity        Income
             Investments    Investments  Investments   Investments
            -------------------------------------------------------
             $   759,822   $  3,291,013  $ 2,464,961   $        --
                 197,104        219,666       36,350     2,261,815
                    (805)      (343,394)    (682,344)           --
             -----------   ------------  -----------   -----------
                 956,121      3,167,285    1,818,967     2,261,815
             -----------   ------------  -----------   -----------
               2,038,825      1,951,963    1,014,322       279,799
                 510,626        587,343      226,594       111,920
                 353,080        431,761      231,364       122,663
                  17,446         19,201       21,840        18,055
                  14,919         13,956       10,470         5,336
                  10,942        167,540      472,278        49,065
                   8,951         12,465       14,480         7,480
                   7,458          9,224        3,740         2,241
                      --          3,393           --         1,988
                   4,973          3,987        2,493         3,141
             -----------   ------------  -----------   -----------
               2,967,220      3,200,833    1,997,581       601,688
             -----------   ------------  -----------   -----------
              (2,011,099)       (33,548)    (178,614)    1,660,127
             -----------   ------------  -----------   -----------

              54,893,323     41,789,971   23,870,648     5,597,053
                      --             --      326,526            --
                      --             --      650,007            --
                      --       (162,421)      18,973     1,457,142
             -----------   ------------  -----------   -----------
              54,893,323     41,627,550   24,866,154     7,054,195
             -----------   ------------  -----------   -----------
              15,115,872     76,645,999   32,355,358     7,333,719
                      --             --      (77,895)           --
                      --             --     (149,023)           --
                      --         (3,111)    (238,244)   (2,211,661)
             -----------   ------------  -----------   -----------
              15,115,872     76,642,888   31,890,196     5,122,058
             -----------   ------------  -----------   -----------
              70,009,195    118,270,438   56,756,350    12,176,253
             -----------   ------------  -----------   -----------
             $67,998,096   $118,236,890  $56,577,736   $13,836,380
             ===========   ============  ===========   ===========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 29, 2004 (unaudited) and the Year Ended August 31, 2003

                                                                       Small Capitalization Value
                                                                           Equity Investments
--------------------------------------------------------------------------------------------------
                                                                          2004           2003
                                                                      ------------  -------------
OPERATIONS:
  Net investment income (loss)....................................... $  1,093,219  $   4,001,915
  Net realized gain (loss)...........................................   30,264,117    (16,338,058)
  Increase (decrease) in net unrealized appreciation.................   63,095,337     51,779,889
                                                                      ------------  -------------
  Increase in Net Assets From Operations.............................   94,452,673     39,443,746
                                                                      ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................................   (3,200,315)    (1,967,532)
  Net realized gains.................................................           --    (22,740,420)
                                                                      ------------  -------------
  Decrease in Net Assets From Distributions to Shareholders..........   (3,200,315)   (24,707,952)
                                                                      ------------  -------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares...................................   33,517,044     38,780,587
  Net asset value of shares issued for reinvestment of dividends.....    3,136,620     24,340,026
  Cost of shares reacquired..........................................  (84,678,560)  (156,247,315)
                                                                      ------------  -------------
  Decrease in Net Assets From Fund Share Transactions................  (48,024,896)   (93,126,702)
                                                                      ------------  -------------
Increase (Decrease) in Net Assets....................................   43,227,462    (78,390,908)
NET ASSETS:
  Beginning of period................................................  424,801,086    503,191,994
                                                                      ------------  -------------
  End of period*..................................................... $468,028,548  $ 424,801,086
                                                                      ============  =============
* Note:
  Includes undistributed (overdistributed) net investment income of:.   $1,345,346     $3,452,442
                                                                      ============  =============
  Includes accumulated net investment loss of:.......................           --             --
                                                                      ============  =============

                      See Notes to Financial Statements.

 Small Capitalization Growth      International Equity       Emerging Markets Equity    International Fixed Income
         Investments                  Investments                  Investments                 Investments
-------------------------------------------------------------------------------------------------------------------
     2004           2003          2004           2003          2004          2003           2004          2003
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
$  (2,011,099) $  (3,150,735) $    (33,548) $   7,444,234  $   (178,614) $  1,334,519  $   1,660,127  $  3,792,910
   54,893,323    (82,008,985)   41,627,550    (65,759,653)   24,866,154    (4,117,228)     7,054,195     9,865,889
   15,115,872    195,592,765    76,642,888    117,013,212    31,890,196    36,780,080      5,122,058    (2,079,027)
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
   67,998,096    110,433,045   118,236,890     58,697,793    56,577,736    33,997,371     13,836,380    11,579,772
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
           --             --    (8,500,192)    (1,584,789)     (822,753)   (1,744,393)    (9,285,470)   (4,474,320)
           --             --            --             --            --            --             --            --
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
           --             --    (8,500,192)    (1,584,789)     (822,753)   (1,744,393)    (9,285,470)   (4,474,320)
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
   58,286,929     79,014,613    61,911,442     81,500,116    36,505,291    40,256,929     14,193,393    23,681,301
           --             --     8,352,717      1,558,411       813,221     1,727,402      8,863,267     4,299,562
 (152,332,873)  (166,521,061)  (89,591,952)  (141,711,972)  (38,093,252)  (61,717,701)   (24,942,166)  (49,133,422)
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
  (94,045,944)   (87,506,448)  (19,327,793)   (58,653,445)     (774,740)  (19,733,370)    (1,885,506)  (21,152,559)
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
  (26,047,848)    22,926,597    90,408,905     (1,540,441)   54,980,243    12,519,608      2,665,404   (14,047,107)
  496,528,419    473,601,822   533,088,418    534,628,859   196,035,692   183,516,084    112,029,326   126,076,433
-------------  -------------  ------------  -------------  ------------  ------------  -------------  ------------
$ 470,480,571  $ 496,528,419  $623,497,323  $ 533,088,418  $251,015,935  $196,035,692  $ 114,694,730  $112,029,326
=============  =============  ============  =============  ============  ============  =============  ============
           --           $907            --     $3,012,587            --      $466,829   $(6,025,183)      $143,018
=============  =============  ============  =============  ============  ============  =============  ============
  $(2,010,192)            --   $(5,683,574)            --     $(515,565)           --             --            --
=============  =============  ============  =============  ============  ============  =============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Significant Accounting Policies

Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments ("Funds") are separate investment funds of the Consulting Group Capital Markets Funds ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers ten other funds: Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments, Government Money Investments and Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for these other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets and in the over-the-counter market are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and asked prices; except for Government Money Investments, which values investments using the amortized cost method; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by and under the direction of the Board of Trustees or its delegates; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Trust determines the existence of a dividend declaration after exercising reasonable due diligence; interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; each Fund distributes dividends and capital gains, if any, at least annually, with the exception of International Fixed Income Investments which distributes dividends monthly and capital gains, if any, at least annually; (h) the accounting records of the Trust are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade date and settlement date on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received; (i) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          Notes to Financial Statements
          (unaudited) (continued)


In addition, certain Funds may from time to time enter into futures contracts in order to hedge market or currency risk. Also, certain Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Trust. SBFM has entered into a sub-advisory agreement with each sub-adviser selected for the Funds (collectively, "Sub-Advisers").

Under the Management Agreement, each Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Fund's average daily net assets. In addition, SBFM pays each Sub-Adviser, based on the rates applied to each respective Fund's average daily net assets on a monthly basis.

Indicated below for each Fund is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Fund while the actual management fee is what the Fund incurred during the reporting period. The actual management fee could fluctuate from year to year if sub-advisers are added or terminated in a particular Fund.

                                                                                           Actual      Maximum
                                                                                  Sub-   Management   Allowable
                                                                                 Adviser    Fee         Annual
Fund                                                  Sub-Adviser                  Fee    Incurred  Management Fee
------------------------------------------------------------------------------------------------------------------
Small Capitalization Value Equity                                                           0.77%        0.80%
  Investments
                                        NFJ Investment Group:
                                          on the first $450 million               0.50%
                                          on the amount over $450 million         0.45
                                        Rutabaga Capital Management LLC           0.50
                                        ING Furman Selz Capital Management
                                          LLC                                     0.40
Small Capitalization Growth Investments                                                     0.80         0.80
                                        Wall Street Associates                    0.50
                                        Westpeak Global Advisors, L.P.            0.50
                                        Westfield Capital Management Co., Inc.    0.50
International Equity Investments                                                            0.66         0.70
                                        Oechsle International Advisors, LLC       0.40
                                        Philadelphia International Advisors, LP:
                                          on the first $100 million               0.40
                                          on the next $100 million                0.35
                                          on the amount over $200 million         0.30
                                        Brandywine Asset Management, Inc.:
                                          on the first $150 million               0.45
                                          on the amount over $150 million         0.25
Emerging Markets Equity Investments                                                         0.90         0.90
                                        F&C Emerging Markets Ltd.                 0.60
                                        SSgA Funds Management, Inc.               0.60
International Fixed Income Investments                                                      0.50         0.50
                                        Julius Baer Investment Management Inc.    0.25

          Notes to Financial Statements
          (unaudited) (continued)


SBFM also acts as the Trust's administrator for which each Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder record keeping and financial processing for all shareholder accounts and is paid by CTB.

For the six months ended February 29, 2004, the Funds paid transfer agent fees totaling $1,135,741 to CTB. The totals for each Fund were as follows:

                                                               Transfer Agent
  Fund                                                              Fees
  ---------------------------------------------------------------------------
  Small Capitalization Value Equity Investments...............    $289,027
  Small Capitalization Growth Investments.....................     290,806
  International Equity Investments............................     274,657
  Emerging Markets Equity Investments.........................     185,162
  International Fixed Income Investments......................      96,089

For the six months ended February 29, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions of:

           Fund                                          Commissions
           ---------------------------------------------------------
           Small Capitalization Value Equity Investments   $   615
           Small Capitalization Growth Investments......       424
           International Equity Investments.............    27,794
           Emerging Markets Equity Investments..........    58,877

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended February 29, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

    Fund                                           Purchases      Sales
    -----------------------------------------------------------------------
    Small Capitalization Value Equity Investments $ 71,358,330 $114,518,587
    Small Capitalization Growth Investments......  220,185,379  306,006,630
    International Equity Investments.............  173,965,889  200,710,369
    Emerging Markets Equity Investments..........  127,231,632  118,833,084
    International Fixed Income Investments.......  131,422,324  139,727,456

          Notes to Financial Statements
          (unaudited) (continued)


At February 29, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                          Net Unrealized
Fund                                           Appreciation Depreciation   Appreciation
----------------------------------------------------------------------------------------
Small Capitalization Value Equity Investments. $123,201,155 $(10,043,484)  $113,157,671
Small Capitalization Growth Investments ......  129,970,105  (13,202,035)   116,768,070
International Equity Investments..............  159,492,637   (5,503,797)   153,988,840
Emerging Markets Equity Investments ..........   82,181,191     (981,769)    81,199,422
International Fixed Income Investments .......    8,949,889     (312,316)     8,637,573

In addition, during the six months ended February 29, 2004, International Equity Investments and International Fixed Income Investments incurred $3,393 and $1,988, respectively, of interest expense related to overdrafts in foreign currency accounts.

4. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At February 29, 2004, the Funds did not have any open futures contracts.

5. Foreign Securities

International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

          Notes to Financial Statements
          (unaudited) (continued)


At February 29, 2004, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

                                                                                  Unrealized
Forward Foreign Currency Contracts    Local Currency Market Value Settlement Date Gain (Loss)
----------------------------------    -------------- ------------ --------------- -----------
To Buy:
 British Pound                              80,733    $  150,087      3/1/04       $   (981)
 Euro                                      387,154       481,678      3/1/04         (1,684)
 Euro                                          100           124      3/1/04             (1)
 Euro                                    2,171,668     2,701,880      3/3/04         (9,448)
 Euro                                      626,311       779,224      3/1/04             94
 Swedish Krona                           7,460,349     1,004,179      3/1/04         (5,614)
 Swiss Franc                             3,145,939     2,483,766      3/1/04        (14,596)
                                                                                   --------
                                                                                    (32,230)
                                                                                   --------
To Sell:
 British Pound                             468,274       870,545      3/1/04          5,689
 British Pound                              40,619        75,513      3/1/04            (83)
 Euro                                      533,115       663,274      3/1/04            (26)
 Euro                                    1,315,877     1,637,148      3/2/04           (197)
 Japanese Yen                          128,803,211     1,179,139      3/2/04         (1,563)
 Japanese Yen                           14,311,320       131,014      3/2/04           (174)
 Thailand Baht                           2,243,377        57,090      3/1/04             94
 Thailand Baht                           2,224,088        56,600      3/2/04            (93)
 Thailand Baht                           5,829,526       148,353      3/3/04           (207)
                                                                                   --------
                                                                                      3,440
                                                                                   --------
Total Unrealized Loss on Open Forward                                              $(28,790)
  Foreign Currency Contracts
                                                                                   ========

Emerging Markets Equity Investments

                                                                               Unrealized
Forward Foreign Currency Contracts Local Currency Market Value Settlement Date Gain (Loss)
---------------------------------- -------------- ------------ --------------- -----------
       To Buy:
        Brazilian Real                  153,908    $   52,808       3/1/04      $   (246)
        Hong Kong Dollar              3,114,000       403,774     11/25/05         8,079
        Hong Kong Dollar             29,637,000     3,842,851     11/25/05           477
        Malaysian Ringgit               301,000        79,211       3/1/04           (10)
        South African Rand           18,547,000     2,749,007      5/25/04       263,097
        Thailand Baht                 7,700,000       195,953       3/1/04          (175)
        Thailand Baht                 9,300,000       236,671       3/2/04          (211)
                                                                                --------
                                                                                 271,011
                                                                                --------
       To Sell:
        Hong Kong Dollar              6,133,000       795,229     11/25/05       (17,472)
        Hong Kong Dollar             18,399,000     2,385,687     11/25/05       (49,069)
        Hong Kong Dollar              2,262,000       293,300     11/25/05        (5,312)
        Hong Kong Dollar              5,957,000       772,408     11/25/05        (8,700)

          Notes to Financial Statements
          (unaudited) (continued)


Emerging Markets Equity Investments (continued)

                                                                                             Unrealized
Forward Foreign Currency Contracts        Local Currency     Market Value    Settlement Date Gain (Loss)
----------------------------------        --------------- ------------------ --------------- -----------
  Hungarian Forint                           11,362,822      $    55,103          3/1/04      $    (277)
  South African Rand                         18,547,000        2,749,007         5/25/04         21,476
  South African Rand                          1,100,000          166,160          3/2/04           (995)
                                                                                              ---------
                                                                                                (60,349)
                                                                                              ---------
 Net Unrealized Gain on Open Forward                                                          $ 210,662
   Foreign Currency Contracts
                                                                                              =========

 International Fixed Income Investments
                                                                                             Unrealized
Forward Foreign Currency Contracts        Local Currency     Market Value    Settlement Date    Loss
----------------------------------        --------------- ------------------ --------------- -----------
 To Buy:
  Euro                                        1,259,843      $ 1,565,598          4/8/04      $ (34,402)
                                                                                              ---------

Forward Foreign Cross Currency Contracts*            Market Value
----------------------------------------- ----------------------------------                 Unrealized
                                           British Pound         Euro        Settlement Date Gain (Loss)
                                          --------------- ------------------ --------------- -----------
 To Buy:
  British Pound vs. Euro                    $15,977,861      $15,133,486          3/5/04      $ 844,375
  British Pound vs. Euro                      5,852,356        5,790,954          3/5/04         61,402

                                          Canadian Dollar        Euro
                                          --------------- ------------------
  Canadian Dollar vs. Euro                  $ 5,585,787      $ 5,781,204         4/21/04       (195,417)
  Canadian Dollar vs. Euro                    3,500,426        3,620,596         4/21/04       (120,170)
  Canadian Dollar vs. Euro                    5,585,787        5,777,619         4/21/04       (191,832)

                                               Euro       Australian Dollar
                                          --------------- ------------------
  Euro vs. Australian Dollar                $ 5,567,986      $ 5,588,740         4/29/04        (20,754)

                                               Euro         British Pound
                                          --------------- ------------------
  Euro vs. British Pound                    $ 9,073,021      $ 9,475,243          3/5/04       (402,222)
  Euro vs. British Pound                      5,620,068        5,759,461          3/5/04       (139,393)

                                               Euro        Canadian Dollar
                                          --------------- ------------------
  Euro vs. Canadian Dollar                  $ 5,390,862      $ 5,436,833         4/21/04        (45,971)
  Euro vs. Canadian Dollar                    3,695,689        3,723,858         4/21/04        (28,169)
  Euro vs. Canadian Dollar                    1,847,399        1,861,929         4/21/04        (14,530)

                                               Euro        Hungarian Forint
                                          --------------- ------------------
  Euro vs. Hungarian Forint                 $ 1,144,677      $ 1,186,993          4/6/04        (42,316)

                                               Euro          Japanese Yen
                                          --------------- ------------------
  Euro vs. Japanese Yen                     $ 3,630,038      $ 3,616,292          3/2/04         13,746

                                               Euro       New Zealand Dollar
                                          --------------- ------------------
  Euro vs. New Zealand Dollar               $ 2,045,154      $ 2,120,773          3/8/04        (75,619)

                                               Euro       South African Rand
                                          --------------- ------------------
  Euro vs. South African Rand               $ 2,237,142      $ 2,249,649          6/1/04        (12,507)

          Notes to Financial Statements
          (unaudited) (continued)


International Fixed Income Investments (continued)


Forward Foreign Cross Currency Contracts*            Market Value
-----------------------------------------   ------------------------------                 Unrealized
                                               Japanese Yen       Euro     Settlement Date Gain (Loss)
                                            ------------------ ----------- --------------- -----------
 Japanese Yen vs. Euro                         $11,609,468     $11,558,781     4/23/04      $  50,687

                                            New Zealand Dollar    Euro
                                            ------------------ -----------
 New Zealand Dollar vs. Euro                   $ 1,900,376     $ 1,903,285      3/2/04         (2,909)

                                              Swedish Krona       Euro
                                            ------------------ -----------
 Swedish Krona vs. Euro                        $ 4,189,799     $ 4,228,002     4/23/04        (38,203)
 Swedish Krona vs. Euro                          3,464,642       3,479,954     4/23/04        (15,312)
                                                                                            ---------
                                                                                             (375,114)
                                                                                            ---------
Net Unrealized Loss on Open Forward Foreign                                                 $(409,516)
  and Cross Currency Contracts
                                                                                            =========

          *Local Currency on Forward Foreign
           Cross Currency Contracts               Buy         Sell
          ---------------------------------- ------------- -----------
          British Pound vs. Euro                 8,600,000  12,166,225
          British Pound vs. Euro                 3,150,000   4,655,507
          Canadian Dollar vs. Euro               7,500,000   4,653,760
          Canadian Dollar vs. Euro               4,700,000   2,914,512
          Canadian Dollar vs. Euro               7,500,000   4,650,874
          Euro vs. Australian Dollar             4,483,066   7,300,000
          Euro vs. British Pound                 7,294,050   5,100,000
          Euro vs. British Pound                 4,518,127   3,100,000
          Euro vs. Canadian Dollar               4,339,542   7,300,000
          Euro vs. Canadian Dollar               2,974,960   5,000,000
          Euro vs. Canadian Dollar               1,487,122   2,500,000
          Euro vs. Hungarian Forint                921,077 248,000,000
          Euro vs. Japanese Yen                  2,917,687 395,025,600
          Euro vs New Zealand Dollar             1,644,301   3,100,000
          Euro vs. South African Rand            1,802,718  15,200,000
          Japanese Yen vs. Euro              1,265,800,000   9,305,095
          New Zealand Dollar vs. Euro            2,774,271   1,529,788
          Swedish Krona vs. Euro                31,200,000   3,403,643
          Swedish Krona vs. Euro                25,800,000   2,801,446

          Notes to Financial Statements
          (unaudited) (continued)


7. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

8. Lending of Portfolio Securities

The Funds have an agreement with the custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At February 29, 2004, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

           Fund                                             Value
           ----------------------------------------------------------
           Small Capitalization Value Equity Investments $ 64,513,204
           Small Capitalization Growth Investments......  117,939,130
           International Equity Investments.............  117,678,560

At February 29, 2004, the Funds listed below received cash collateral which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

           Fund                                             Value
           ----------------------------------------------------------
           Small Capitalization Value Equity Investments $ 66,099,583
           Small Capitalization Growth Investments......  119,693,833
           International Equity Investments.............  122,630,488

In addition, Small Capitalization Growth Investments received securities collateral amounting to $1,353,079, which is maintained in a segregated account by the custodian.

Income earned by the Funds from securities for the six months ended February 29, 2004 were as follows:

Fund                                                                         Value
------------------------------------------------------------------------------------
Small Capitalization Value Equity Investments.............................. $ 37,294
Small Capitalization Growth Investments....................................  142,706
International Equity Investments...........................................  148,181
International Fixed Income Investments.....................................      480

9. Swap Contracts

Emerging Markets Equity Investments has entered into an index swap agreement with Morgan Stanley. The Fund will record the difference between a predetermined fixed interest rate and the closing value on the MSCI Thailand Index. These differences are netted out in a cash settlement on the expiration date, with the Fund receiving or paying, as the case may be, only the

          Notes to Financial Statements
          (unaudited) (continued)

net amount of the two differences. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. As of February 29, 2004, the Fund entered into the following index swap agreement:

Swap Counterparty................................. Morgan Stanley
Effective Date.................................... March 10, 2003
Notional Amount (Resets Quarterly)................ $600,000
Payments Made by the Fund......................... Floating Factor (MSCI Thailand U.S. Dollar Gross
                                                   Dividends Reinvested Index)
Payments Received by the Fund..................... Floating Rate (LIBOR-2.65%)
Termination Date.................................. March 15, 2004
Unrealized Appreciation as of February 29, 2004... $207,458
                                                   ========

At February 29, 2004, Emerging Markets Equity Investments had total unrealized appreciation of $207,458 from swap contracts. In addition, Emerging Markets Equity Investments earned interest income of $3,453 from swap contracts for the six months ended February 29, 2004.

10. Shares of Beneficial Interest

At February 29, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                              Six Months Ended    Year Ended
                                              February 29, 2004 August 31, 2003
                                              ----------------- ---------------
Small Capitalization Value Equity Investments
Shares sold..................................      2,461,877        3,615,984
Shares issued on reinvestment................        226,307        2,381,607
Shares reacquired............................     (6,265,759)     (14,981,108)
                                                 -----------      -----------
Net Decrease.................................     (3,577,575)      (8,983,517)
                                                 ===========      ===========
Small Capitalization Growth Investments
Shares sold..................................      4,657,631        8,074,273
Shares reacquired............................    (11,842,752)     (18,667,992)
                                                 -----------      -----------
Net Decrease.................................     (7,185,121)     (10,593,719)
                                                 ===========      ===========
International Equity Investments
Shares sold..................................      7,139,752       12,202,021
Shares issued on reinvestment................        958,980          236,123
Shares reacquired............................    (10,211,575)     (21,504,389)
                                                 -----------      -----------
Net Decrease.................................     (2,112,843)      (9,066,245)
                                                 ===========      ===========
Emerging Markets Equity Investments
Shares sold..................................      5,112,848        6,880,913
Shares issued on reinvestment................        111,706          340,040
Shares reacquired............................     (5,115,455)     (12,122,150)
                                                 -----------      -----------
Net Increase (Decrease)......................        109,099       (4,901,197)
                                                 ===========      ===========
International Fixed Income Investments
Shares sold..................................      1,694,545        2,998,104
Shares issued on reinvestment................      1,071,483          548,064
Shares reacquired............................     (2,987,495)      (6,290,975)
                                                 -----------      -----------
Net Decrease.................................       (221,467)      (2,744,807)
                                                 ===========      ===========

          Notes to Financial Statements
          (unaudited) (continued)


11. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12. Subsequent Event

Subsequent to the reporting period, the following changes were made:

Emerging Markets Equity Investments:
.. Effective April 1, 2004, SBFM entered into a new investment advisory contract with SSgA Funds Management, Inc. that lowered the investment advisory fee to 0.50%. Prior to April 1, 2004, the advisory fee was 0.60%.
..  F&C Emerging Markets Ltd. was terminated, effective March 31, 2004.
.. Newgate LLP was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.50%.

International Equity Investments:
.. Oechsle International Advisors, LLC was terminated, effective March 31, 2004. .. William Blair & Co. was added as an additional adviser, effective April 1,
   2004. The investment advisory fee is 0.40% on the first $100 million and 0.35% on the amount over $100 million.

Small Capitalization Growth Investments:
..  Westpeak Global Advisors, L.P. was terminated, effective April 16, 2004.

             Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments
------------------------------------------------------------------------------------------------
                                            2004(1)     2003    2002    2001(2)   2000    1999
                                           ----------  ------- -------  -------  ------- ------
Net Asset Value, Beginning of Period......   $12.30    $11.56  $12.54   $10.72   $10.56  $11.11
                                             ------    ------  ------   ------   ------  ------
Income (Loss) From Operations:
  Net investment income...................     0.04      0.13    0.15     0.19     0.20    0.19
  Net realized and unrealized gain (loss).     2.88      1.25   (0.48)    1.90     0.30    1.28
                                             ------    ------  ------   ------   ------  ------
Total Income (Loss) From Operations.......     2.92      1.38   (0.33)    2.09     0.50    1.47
                                             ------    ------  ------   ------   ------  ------
Less Distributions From:
  Net investment income...................    (0.10)    (0.05)  (0.19)   (0.13)   (0.16)  (0.20)
  Net realized gains......................       --     (0.59)  (0.46)   (0.14)   (0.18)  (1.82)
                                             ------    ------  ------   ------   ------  ------
Total Distributions.......................    (0.10)    (0.64)  (0.65)   (0.27)   (0.34)  (2.02)
                                             ------    ------  ------   ------   ------  ------
Net Asset Value, End of Period............   $15.12    $12.30  $11.56   $12.54   $10.72  $10.56
                                             ======    ======  ======   ======   ======  ======
Total Return..............................    23.82%++  13.12%  (2.85)%  19.98%    5.09%  13.61%
Net Assets, End of Period (millions)......     $468      $425    $503     $639     $852    $744
Ratios to Average Net Assets:
  Expenses................................     1.16%+    1.20%   1.13%    0.94%    0.91%   0.96%
  Net investment income...................     0.50+     1.00    0.94     1.70     2.12    1.70
Portfolio Turnover Rate...................       17%       33%     54%      63%      72%     53%

Small Capitalization Growth Investments
------------------------------------------------------------------------------------------------
                                           2004(1)(2)  2003(2) 2002(2)  2001(2)  2000(2)  1999
                                           ----------  ------- -------  -------  ------- ------
Net Asset Value, Beginning of Period......   $11.83    $ 9.01  $12.26   $24.36   $17.93  $12.83
                                             ------    ------  ------   ------   ------  ------
Income (Loss) From Operations:
  Net investment loss.....................    (0.05)    (0.07)  (0.09)   (0.08)   (0.11)  (0.07)
  Net realized and unrealized gain (loss).     1.74      2.89   (3.16)   (7.71)    8.66    5.68
                                             ------    ------  ------   ------   ------  ------
Total Income (Loss) From Operations.......     1.69      2.82   (3.25)   (7.79)    8.55    5.61
                                             ------    ------  ------   ------   ------  ------
Less Distributions From:
  Net realized gains......................       --        --      --    (4.31)   (2.12)  (0.51)
                                             ------    ------  ------   ------   ------  ------
Total Distributions.......................       --        --      --    (4.31)   (2.12)  (0.51)
                                             ------    ------  ------   ------   ------  ------
Net Asset Value, End of Period............   $13.52    $11.83  $ 9.01   $12.26   $24.36  $17.93
                                             ======    ======  ======   ======   ======  ======
Total Return..............................    14.29%++  31.30% (26.51)% (34.21)%  50.57%  44.32%
Net Assets, End of Period (millions)......     $470      $497    $474     $752   $1,572  $1,109
Ratios to Average Net Assets:
  Expenses................................     1.16%+    1.27%   1.20%    1.06%    0.98%   0.93%
  Net investment loss.....................    (0.79)+   (0.77)  (0.79)   (0.51)   (0.50)  (0.39)
Portfolio Turnover Rate...................       45%       88%     91%      80%     110%    108%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments
----------------------------------------------------------------------------------------------
                                           2004(1)   2003(2) 2002(2)  2001(2)   2000    1999
                                           -------   ------- -------  -------  ------- -------
Net Asset Value, Beginning of Period......  $7.82     $6.93   $8.26   $13.50   $12.43  $10.69
                                            -----     -----  ------   ------   ------  ------
Income (Loss) From Operations:
  Net investment income (loss)............  (0.00)*    0.10    0.03     0.05     0.14    0.09
  Net realized and unrealized gain (loss).   1.75      0.81   (1.36)   (3.59)    2.19    2.39
                                            -----     -----  ------   ------   ------  ------
Total Income (Loss) From Operations.......   1.75      0.91   (1.33)   (3.54)    2.33    2.48
                                            -----     -----  ------   ------   ------  ------
Less Distributions From:
  Net investment income...................  (0.13)    (0.02)  (0.00)*  (0.05)   (0.11)  (0.15)
  Net realized gains......................     --        --      --    (1.65)   (1.15)  (0.59)
                                            -----     -----  ------   ------   ------  ------
Total Distributions.......................  (0.13)    (0.02)  (0.00)*  (1.70)   (1.26)  (0.74)
                                            -----     -----  ------   ------   ------  ------
Net Asset Value, End of Period............  $9.44     $7.82   $6.93   $ 8.26   $13.50  $12.43
                                            =====     =====  ======   ======   ======  ======
Total Return..............................  22.48%++  13.21% (16.08)% (28.67)%  19.17%  24.06%
Net Assets, End of Period (millions)......   $623      $533    $535     $749   $1,569  $1,385
Ratios to Average Net Assets:
  Expenses................................   1.09%+    1.14%   1.23%    1.03%    0.94%   0.82%
  Net investment income (loss)............  (0.01)+    1.55    0.39     0.49     0.54    0.90
Portfolio Turnover Rate...................     30%      110%    131%      64%      75%     45%
Emerging Markets Equity Investments
----------------------------------------------------------------------------------------------
                                           2004(1)   2003(2) 2002(2)  2001(2)  2000(2) 1999(2)
                                           -------   ------- -------  -------  ------- -------
Net Asset Value, Beginning of Period......  $6.48     $5.22   $5.12    $7.35    $6.74   $4.37
                                            -----     -----  ------   ------   ------  ------
Income (Loss) From Operations:
  Net investment income (loss)............  (0.01)     0.04    0.02     0.05    (0.02)   0.05
  Net realized and unrealized gain (loss).   1.83      1.28    0.11    (2.28)    0.67    2.36
                                            -----     -----  ------   ------   ------  ------
Total Income (Loss) From Operations.......   1.82      1.32    0.13    (2.23)    0.65    2.41
                                            -----     -----  ------   ------   ------  ------
Less Distributions From:
  Net investment income...................  (0.03)    (0.06)  (0.03)      --    (0.04)  (0.04)
                                            -----     -----  ------   ------   ------  ------
Total Distributions.......................  (0.03)    (0.06)  (0.03)      --    (0.04)  (0.04)
                                            -----     -----  ------   ------   ------  ------
Net Asset Value, End of Period............  $8.27     $6.48   $5.22    $5.12    $7.35   $6.74
                                            =====     =====  ======   ======   ======  ======
Total Return..............................  28.08%++  25.51%   2.62%  (30.34)%   9.62%  55.37%
Net Assets, End of Period (millions)......   $251      $196    $184     $246     $305    $318
Ratios to Average Net Assets:
  Expenses................................   1.76%+    1.79%   1.72%    1.69%    1.66%   1.72%
  Net investment income (loss)............  (0.16)+    0.86    0.40     0.79    (0.24)   0.84
Portfolio Turnover Rate...................     55%       88%     65%      83%     110%    135%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 * Amount represents less than $0.01 per share.
++ Total returned is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments
--------------------------------------------------------------------------------------------------
                                             2004(1)(2) 2003(2) 2002(2) 2001(2)  2000(2)  1999(2)
                                             ---------- ------- ------- -------  -------  -------
Net Asset Value, Beginning of Period........   $7.93     $7.47   $7.19   $7.24    $8.10    $8.34
                                               -----     -----   -----   -----    -----    -----
Income (Loss) From Operations:
 Net investment income(3)...................    0.12      0.25    0.29    0.31     0.36     0.42
 Net realized and unrealized gain (loss)(3).    0.90      0.51    0.29   (0.05)   (0.84)   (0.24)
                                               -----     -----   -----   -----    -----    -----
Total Income (Loss) From Operations.........    1.02      0.76    0.58    0.26    (0.48)    0.18
                                               -----     -----   -----   -----    -----    -----
Less Distributions From:
 Net investment income......................   (0.71)    (0.30)  (0.12)  (0.00)*  (0.06)   (0.42)
 Capital....................................      --        --   (0.18)  (0.31)   (0.32)   (0.00)*
                                               -----     -----   -----   -----    -----    -----
Total Distributions.........................   (0.71)    (0.30)  (0.30)  (0.31)   (0.38)   (0.42)
                                               -----     -----   -----   -----    -----    -----
Net Asset Value, End of Period..............   $8.24     $7.93   $7.47   $7.19    $7.24    $8.10
                                               =====     =====   =====   =====    =====    =====
Total Return................................   13.00%++  10.28%   8.39%   3.80%   (6.13)%   2.30%
Net Assets, End of Period (millions)........    $115      $112    $126    $160     $236     $236
Ratios to Average Net Assets:
 Expenses...................................    1.08%+    1.04%   1.02%   0.94%    0.98%    0.94%
 Net investment income(3)...................    2.97+     3.21    4.04    4.26     4.70     4.85
Portfolio Turnover Rate.....................     122%      288%    271%    293%     225%     204%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, net investment income, net realized and unrealized gain per share and the ratio of net investment income to average net assets would have been $0.31, $0.27 and 4.42%, respectively. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                              WWW.SMITHBARNEY.COM



[LOGO]
SMITHBARNEY
      citigroup

         (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney
          and Consulting Group are divisions of Citigroup Global Markets Inc.
        Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.

              This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not
        authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

          A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Trust
          (toll-free) at 1-800-451-2010 and by visiting the SEC's website at
                                     www.sec.gov.

     TK 2120B, 2/04    Consulting Group Capital Markets Funds . 222 Delaware
                   Avenue . Wilmington, Delaware    .    19801

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Consulting Group Capital Markets Funds

Date:  May 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Consulting Group Capital Markets Funds

Date:  May 6, 2004

By:    /s/ Andrew B. Shoup
       (Andrew B. Shoup)
       Chief Administrative Officer of
       Consulting Group Capital Markets Funds

Date:  May 6, 2004